UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21294

MUNDER SERIES TRUST

(Exact name of registrant as specified in charter)

480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG 480 PIERCE STREET BIRMINGHAM, MICHIGAN 48009	JANE KANTER DECHERT LLP 1775 I STREET, N.W. WASHINGTON, D.C. 20006

Registrant’s telephone number, including area code: (248) 647-9200

Date of fiscal year end: December 31

Date of reporting period: December 31, 2004

Item 1: Reports to Shareholders.

ANNUAL REPORT
December 31, 2004
The Munder S&P ®
Index Funds
Class K and Y Shares

Munder S&P® MidCap Index Equity Fund Munder S&P® SmallCap Index Equity Fund

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    Both the bond and stock market posted positive performance for the year ended December 31, 2004. The Lehman Brothers Aggregate Bond Index generated a 4.34% return for 2004, with the strongest returns coming from the corporate sector of the bond market. Within the corporate sector, there was an inverse relationship between quality and performance. AAA-rated securities had a 3.27% return for the year, compared to the 6.25% return for BBB-rated securities.

    The S&P 500® Index posted a 10.88% return for the year ended December 31. For much of the year the market alternated between positive and negative monthly returns. Historically, rallies have tended to be sharp and swift, and that was the case in 2004. During the last three months of the year, when the S&P 500® Index rose by close to 100 points, ten days of double-digit point gains were interspersed with six days of double-digit point declines.

    The swift changes in the financial markets during the past year are a reminder of the importance of following a long-term investment strategy based on specific investment objectives. Changes in that strategy should be driven by changes in investment objectives, rather than short-term fluctuations in the stock or bond markets.

    The Munder family of mutual funds offers a wide variety of equity, fixed income and money market mutual funds, which can be used to tailor a portfolio to a shareholder’s specific investment goals. Each Fund represents a particular segment of the stock or bond market and adheres to a clearly defined investment discipline.

    In addition to traditional mutual funds, Munder Capital Management, the investment advisor for The Munder Funds, offers quantitative and indexed investment products such as the Munder S&P® Index Funds through its World Asset Management division. World Asset Management has focused exclusively on quantitative and indexed products and services since the mid-1970s.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Munder S&P® Index Funds. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

Enrique Chang
President and Principal Executive Officer, The Munder Funds
President, Chief Investment Officer and Chief Operating Officer,
Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
vi	Hypothetical and Total Returns
x	Shareholder Fee Example
Portfolio of Investments:
1	Munder S&P® MidCap Index Equity Fund
17	Munder S&P® SmallCap Index Equity Fund
38	Statements of Assets and Liabilities
40	Statements of Operations
41	Statements of Changes in Net Assets
44	Statements of Changes in Net Assets — Capital Stock Activity
46	Financial Highlights
51	Notes to Financial Statements
66	Report of Independent Registered Public Accounting Firm

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Both the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund invest in smaller company stocks, which are more volatile and less liquid than larger, more established company securities.

    Fund holdings are subject to change and percentages shown below are based on total net assets as of December 31, 2004. The following pie charts illustrate the allocation of each Fund’s investments by sector. Complete lists of holdings as of December 31, 2004, which are further broken down by industry, are contained in each Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings and sector allocation can be found on our website, www.munder.com. You may also obtain updated holdings by calling (800) 438-5789.

MUNDER S&P® MIDCAP INDEX EQUITY FUND

 SECTOR ALLOCATION

MUNDER S&P® SMALLCAP INDEX EQUITY FUND

 SECTOR ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the applicable Fund for the one-year period ended December 31, 2004. Performance of Class K Shares will differ. The returns for each Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

MUNDER S&P® MIDCAP INDEX EQUITY FUND

Fund Managers: The S&P® MidCap Index Equity Fund Team

    The S&P® MidCap Index Equity Fund posted a return of 15.94% for the year ended December 31, compared to the 16.48% return for the S&P® MidCap 400 Index. Given the strong performance of smaller-cap stocks during the year, the S&P® MidCap 400 Index outpaced the 10.88% return of the larger-cap S&P 500® Index.

    Nine of the ten sectors of the S&P® MidCap 400 Index had a positive return for the year, all posting a double-digit return. The strongest sectors included energy and materials, both of which had returns exceeding 30% for the year. The sectors that made the largest contribution to the Index’s performance for the year, based on return and weight in the Index, included financials and consumer discretionary. Legg Mason, Inc., a provider of securities brokerage, investment advisory, investment banking and commercial mortgage banking services, and Fidelity National Financial, Inc., a company focused on title insurance and real estate related services, were the largest contributors to performance in the financials sector. In the consumer discretionary sector, Harman International Industries, Inc., a manufacturer of high fidelity audio products and electronic systems, Caesars Entertainment, Inc., a company that owns, operates and develops gaming facilities, and D.R. Horton, Inc., a builder of single-family homes, made the largest contributors to the sector’s return.

    Information technology was the only sector in the S&P® MidCap 400 Index to post a negative return for the year. Synopsys, Inc., a supplier of electronic design automation software, was the primary detractor from returns in that sector.

MUNDER S&P® SMALLCAP INDEX EQUITY FUND

Fund Managers: The S&P® SmallCap Index Equity Fund Team

    The S&P® SmallCap Index Equity Fund posted a 21.96% return for the year ended December 31, compared to the 22.65% return for the S&P® SmallCap 600 Index. Given the strong performance of small-capitalization stocks during the year, the return for the S&P® SmallCap 600 Index outpaced the 10.88% return for the larger-cap S&P 500® Index.

    All ten sectors of the S&P® SmallCap 600 Index posted a positive return for the year ended December 31, and nine of the ten sectors had a double-digit return. The strongest performance came from the energy sector, whose return for the year exceeded 50%. Based on both return and weight in the Index, the greatest contribution to the performance of the Index came from the industrials sector of the Fund, which contributed over five percentage points to the Index’s return for the year. Landstar Systems Inc., a provider of transportation services to shippers throughout the U.S., and The Toro Company, a manufacturer and marketer of turf equipment, irrigation products and residential yard products, were among the key contributors to the sector’s return.

    The information technology sector was the only sector of the Index to earn less than a double-digit return for the year. Nonetheless, a relatively heavy weighting of 16% and performance of 6.8% for the year resulted in a contribution to the Index’s return of around one percentage point.

Index performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The S&P MidCap 400® Index is a capitalization-weighted index that measures the performance of the mid-cap sector of the U.S. stock market. The S&P SmallCap 600® is a capitalization weighted index that measures the performance of the small-cap sector of the U.S. stock market.

You cannot invest directly in an index, securities in the Fund may not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

v

Hypothetical and Total Returns

The following graphs represent the performance of each of the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund (the “Fund(s)”) since the inception of their oldest class of shares, Class Y shares. The table following each line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered. Differing expenses of the class not shown in the line graph will have an effect on performance. In addition, the information contained in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.

Past performance is no guarantee of future results. Investment return and principal value of any investment will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder S&P® MidCap Index Equity Fund

CLASS Y SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Initial Investment

	GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

	Munder S&P®
Class and	MidCap Index	S&P MidCap
Inception Date	Equity Fund	400® Index#

CLASS Y (2/13/98)	$20,407	$20,856

CLASS K (11/4/99)	$16,765	$17,338

	AVERAGE ANNUAL TOTAL RETURNS

Class and	One	Five	Since
Inception Date	Year	Years	Inception

CLASS Y (2/13/98)	15.94%	9.12%	10.92%

CLASS K (11/4/99)	15.66%	8.84%	10.54%

#	The S&P MidCap 400® Index is a capitalization-weighted index that measures the performance of the mid-cap sector of the U.S. stock market.

Hypothetical and Total Returns

(Continued)

Munder S&P® SmallCap Index Equity Fund

CLASS Y SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Initial Investment

	GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

	Munder S&P®
Class and	SmallCap Index	S&P SmallCap
Inception Date	Equity Fund	600® Index#

CLASS Y (10/27/99)*	$18,656	$20,024

CLASS K (11/4/99)	$18,438	$19,105

	AVERAGE ANNUAL TOTAL RETURNS

Class and	One	Five	Since
Inception Date	Year	Years	Inception

CLASS Y (10/27/99)*	21.96%	11.04%	12.79%

CLASS K (11/4/99)	21.62%	10.82%	12.59%

*	The Munder S&P® SmallCap Index Equity Fund commenced initial operations on August 7, 1997, ceased operations on May 18, 1998 and resumed operations on October 27, 1999. Information is provided for the period beginning on October 27, 1999.

#	The S&P SmallCap 600® Index is a capitalization-weighted index that measures the performance of the small-cap sector of the U.S. stock market.

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the six-month period starting July 1, 2004 and ending December 31, 2004.

Actual Expenses

    The sections of the tables below entitled “Actual” provide information about actual account values and actual expenses for each class of each Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the Fund and class you own. If your account is an IRA, your expenses may also have included a $10 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The sections of the tables below entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of each Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of either Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in each Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

x

    Please note that the expenses shown in the tables for the Funds and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

Munder S&P® MidCap Index Equity Fund

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/04	12/31/04	7/1/04-12/31/04	Ratio

Actual
Class K	$1,000.00	$1,094.80	$4.00	0.76%
Class Y	$1,000.00	$1,095.50	$2.69	0.51%

Hypothetical
Class K	$1,000.00	$1,021.32	$3.86	0.76%
Class Y	$1,000.00	$1,022.57	$2.59	0.51%

Munder S&P® SmallCap Index Equity Fund

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/04	12/31/04	7/1/04-12/31/04	Ratio

Actual
Class K	$1,000.00	$1,110.60	$4.14	0.78%
Class Y	$1,000.00	$1,112.20	$2.81	0.53%

Hypothetical
Class K	$1,000.00	$1,021.22	$3.96	0.78%
Class Y	$1,000.00	$1,022.47	$2.69	0.53%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/366 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

[This Page Intentionally Left Blank]

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, December 31, 2004

Shares		Value

COMMON STOCKS — 96.3%
Aerospace & Defense — 0.7%
4,223	Alliant Techsystems Inc.†	$276,100
7,369	Precision Castparts Corporation	483,996
1,174	Sequa Corporation, Class A***, †	71,790

		831,886

Airlines — 0.4%
9,608	AirTran Holdings, Inc.***, †	102,806
3,013	Alaska Air Group, Inc.†	100,905
11,612	JetBlue Airways Corporation***, †	269,631

		473,342

Air Freight & Logistics — 1.2%
9,562	C.H. Robinson Worldwide, Inc.	530,882
5,791	CNF, Inc.	290,129
11,944	Expeditors International of Washington, Inc.	667,431

		1,488,442

Automobiles — 0.2%
6,369	Thor Industries, Inc.***	235,971

Auto Components — 1.2%
7,776	ArvinMeritor, Inc.	173,949
2,173	Bandag, Inc.***	108,237
6,295	BorgWarner Inc.	341,000
8,703	Gentex Corporation***	322,185
7,546	Lear Corporation	460,381
3,876	Modine Manufacturing Company	130,893

		1,536,645

Beverages — 0.7%
12,096	Constellation Brands, Inc., Class A†	562,585
15,520	PepsiAmericas, Inc.	329,645

		892,230

Biotechnology — 1.6%
6,466	Cephalon, Inc.***, †	328,990
7,263	Charles River Laboratories International, Inc.***, †	334,171
5,742	Invitrogen Corporation†	385,460
34,293	Millennium Pharmaceuticals, Inc.†	415,631
10,704	Protein Design Labs, Inc.***, †	221,145

See Notes to Financial Statements.

1

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, December 31, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Biotechnology (Continued)
4,630	Techne Corporation†	$180,107
9,001	Vertex Pharmaceuticals, Inc.***, †	95,141

		1,960,645

Building Products — 0.1%
4,657	York International Corporation	160,853

Capital Markets — 2.6%
8,562	A.G. Edwards, Inc.	369,964
7,520	Eaton Vance Corporation	392,168
7,449	Investors Financial Services Corp.***	372,301
6,408	Jefferies Group, Inc.	258,114
6,729	LaBranche & Company, Inc.***	60,292
11,294	Legg Mason, Inc.	827,398
8,267	Raymond James Financial, Inc.	256,112
11,488	SEI Investments Company	481,692
9,266	Waddell & Reed Financial, Inc., Class A	221,365

		3,239,406

Chemicals — 2.9%
8,407	Airgas, Inc.	222,870
4,669	Albemarle Corporation	180,737
6,916	Cabot Corporation	267,511
12,863	Crompton Corporation	151,783
4,443	Cytec Industries, Inc.	228,459
4,696	Ferro Corporation	108,900
4,134	FMC Corporation†	199,672
7,478	Lubrizol Corporation	275,639
27,080	Lyondell Chemical Company	783,154
2,297	Minerals Technologies, Inc.	153,210
7,867	Olin Corporation***	173,231
13,045	RPM International, Inc.	256,465
3,685	Scotts Company (The)†	270,921
5,256	Sensient Technologies Corporation***	126,091
5,758	Valspar Corporation	287,958

		3,686,601

Commercial Banks — 4.5%
14,510	Associated Banc Corporation	481,877
5,937	Bank of Hawaii Corporation	301,244

See Notes to Financial Statements.

2

Shares		Value

Commercial Banks (Continued)
19,712	Banknorth Group, Inc.	$721,459
5,512	City National Corporation	389,423
14,990	Colonial BancGroup, Inc.	318,238
8,892	Commerce Bancorp, Inc.***	572,645
5,840	Cullen/ Frost Bankers, Inc.	283,824
9,447	FirstMerit Corporation	269,145
5,715	Greater Bay Bancorp***	159,334
17,379	Hibernia Corporation, Class A	512,854
8,876	Mercantile Bankshares Corporation	463,327
4,033	Silicon Valley Bancshares†	180,759
15,552	TCF Financial Corporation	499,841
3,569	Westamerica Bancorporation	208,109
7,549	Wilmington Trust Corporation	272,896

		5,634,975

Commercial Services & Supplies — 4.6%
10,274	ADESA, Inc.	218,014
2,793	Banta Corporation	125,015
6,360	Brink’s Company (The)	251,347
11,488	Career Education Corporation†	459,520
9,943	ChoicePoint, Inc.†	457,279
10,085	Copart, Inc.†	265,437
10,136	Corinthian Colleges, Inc.***, †	191,013
5,607	Deluxe Corporation	209,309
7,886	DeVry, Inc.***, †	136,901
7,788	Dun & Bradstreet Corporation†	464,554
8,239	Education Management Corporation†	271,969
7,919	Herman Miller, Inc.	218,802
6,296	HNI Corporation	271,043
5,148	ITT Educational Services, Incorporated***, †	244,787
3,947	Kelly Services, Inc., Class A	119,121
4,369	Korn/ Ferry International***, †	90,657
5,414	Laurcate Education, Inc.†	238,703
10,110	Manpower, Inc.	488,313
16,900	Republic Services, Inc.	566,826
5,118	Rollins, Inc.	134,706
7,115	Sotheby’s Holdings, Inc., Class A***, †	129,208
5,045	Stericycle, Inc.†	231,818

		5,784,342

See Notes to Financial Statements.

3

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, December 31, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Communications Equipment — 1.6%
42,529	3Com Corporation†	$177,346
8,560	ADTRAN, Inc.	163,838
5,584	Avocent Corporation†	226,264
6,095	CommScope, Inc.***, †	115,195
7,497	Harris Corporation	463,240
5,421	Plantronics, Inc.	224,809
10,985	Polycom, Inc.†	256,170
11,706	Powerwave Technologies, Inc.***, †	99,267
12,808	UTStarcom, Inc.***, †	283,697

		2,009,826

Computers & Peripherals — 1.2%
8,006	Diebold, Inc.	446,174
3,812	Imation Corporation	121,336
13,236	McDATA Corporation, Class A***, †	78,887
18,259	SanDisk Corporation†	455,927
11,944	Storage Technology Corporation†	377,550

		1,479,874

Construction Materials — 0.2%
5,382	Martin Marietta Materials, Inc.	288,798

Construction & Engineering — 0.5%
5,446	Dycom Industries, Inc.†	166,212
4,664	Granite Construction, Inc.	124,063
6,313	Jacobs Engineering Group, Inc.†	301,698
13,138	Quanta Services, Inc.***, †	105,104

		697,077

Consumer Finance — 0.5%
17,408	AmeriCredit Corp.***, †	425,626
9,925	MoneyGram International, Inc.	209,814

		635,440

Containers & Packaging — 0.6%
5,724	Longview Fibre Company	103,833
11,987	Packaging Corporation of America	282,294
11,014	Sonoco Products Company	326,565

		712,692

See Notes to Financial Statements.

4

Shares		Value

Diversified Financial Services — 0.6%
5,541	GATX Corporation***	$163,792
8,038	Leucadia National Corporation***	558,480

		722,272

Diversified Telecommunication Services — 0.1%
27,490	Cincinnati Bell, Inc.†	114,083

Electric Utilities — 3.4%
12,949	Alliant Energy Corporation	370,341
3,639	Black Hills Corporation***	111,644
14,178	DPL, Inc.	356,010
8,616	Duquesne Light Holdings, Inc.***	162,412
8,329	Great Plains Energy, Inc.***	252,202
9,032	Hawaiian Electric Industries, Inc.***	263,283
4,673	Idacorp, Inc.***	142,854
14,389	Northeast Utilities	271,233
5,963	NSTAR	323,672
9,973	OGE Energy Corporation	264,384
21,063	Pepco Holdings, Inc.	449,063
6,774	PNM Resources, Inc.	171,314
11,173	Puget Energy, Inc.	275,973
9,626	Westar Energy, Inc.	220,147
13,116	Wisconsin Energy Corporation	442,140
4,190	WPS Resources Corporation	209,332

		4,286,004

Electrical Equipment — 0.7%
7,679	AMETEK, Inc.	273,910
6,826	Hubbell Incorporated, Class B	357,000
6,615	Thomas & Betts Corporation†	203,411

		834,321

Electronic Equipment & Instruments — 2.0%
9,917	Amphenol Corporation, Class A†	364,351
12,986	Arrow Electronics, Inc.†	315,560
13,506	Avnet, Inc.†	246,349
9,314	CDW Corporation	617,984
9,697	KEMET Corporation***, †	86,788
8,871	National Instruments Corporation***	241,735
4,807	Newport Corporation†	67,779
4,838	Plexus Corporation†	62,942

See Notes to Financial Statements.

5

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, December 31, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Electronic Equipment & Instruments (Continued)
6,514	Tech Data Corporation†	$295,736
18,617	Vishay Intertechnology, Inc.†	279,627

		2,578,851

Energy Equipment & Services — 3.7%
6,157	Cooper Cameron Corporation†	331,308
16,934	ENSCO International Incorporated	537,485
7,665	FMC Technologies, Inc.†	246,813
13,849	Grant Prideco, Inc.†	277,672
8,755	Hanover Compressor Company***, †	123,708
5,650	Helmerich & Payne, Inc.	192,326
9,633	National-Oilwell, Inc.***, †	339,949
18,761	Patterson-UTI Energy, Inc.	364,902
15,272	Pride International, Inc.†	313,687
11,755	Smith International, Inc.†	639,590
6,796	Tidewater, Inc.***	242,006
10,969	Varco International, Inc.†	319,746
15,228	Weatherford International, Ltd.†	781,196

		4,710,388

Food & Staples Retailing — 0.8%
7,788	BJ’s Wholesale Club, Inc.†	226,865
5,236	Ruddick Corporation	113,569
6,978	Whole Foods Market, Inc.	665,352

		1,005,786

Food Products — 2.2%
16,704	Dean Foods Company†	550,397
15,552	Hormel Foods Corporation	487,555
6,541	J.M. Smucker Company (The)	307,885
3,934	Lancaster Colony Corporation	168,650
12,440	Smithfield Foods, Inc.†	368,100
5,859	Tootsie Roll Industries, Inc.	202,897
39,564	Tyson Foods, Inc., Class A	727,978

		2,813,462

See Notes to Financial Statements.

6

Shares		Value

Gas Utilities — 0.4%
8,399	AGL Resources, Inc.	$279,183
5,452	WGL Holdings, Inc.	168,139

		447,322

Health Care Equipment & Supplies — 2.7%
6,814	Beckman Coulter, Inc.	456,470
12,523	Cytyc Corporation†	345,259
9,043	Dentsply International, Inc.	508,217
6,662	Edwards Lifesciences Corporation†	274,874
6,935	Hillenbrand Industries, Inc.	385,170
4,015	INAMED Corporation†	253,949
7,746	STERIS Corporation†	183,735
15,225	Varian Medical Systems, Inc.†	658,329
3,889	Varian, Inc.†	159,488
5,560	VISX, Inc.†	143,837

		3,369,328

Health Care Providers & Services — 4.3%
5,432	Apria Healthcare Group, Inc.†	178,984
9,778	Community Health Systems, Inc.†	272,611
6,998	Covance, Inc.†	271,173
10,060	Coventry Health Care, Inc.†	533,985
10,300	First Health Group Corporation†	192,713
12,444	Health Net, Inc., Class A†	359,258
4,849	Henry Schein, Inc.†	337,684
4,339	LifePoint Hospitals, Inc.***, †	151,084
11,247	Lincare Holdings, Inc.†	479,685
11,676	Omnicare, Inc.	404,223
9,444	PacifiCare Health Systems, Inc.†	533,775
15,377	Patterson Companies, Inc.***, †	667,208
7,550	Renal Care Group, Inc.†	271,724
8,628	Triad Hospitals, Inc.†	321,048
6,538	Universal Health Services, Inc., Class B	290,941
9,197	VCA Antech, Inc.†	180,261

		5,446,357

Hotels, Restaurants & Leisure — 3.3%
9,087	Applebee’s International, Inc.	240,351
3,956	Bob Evans Farms, Inc.	103,410
9,767	Boyd Gaming Corporation***	406,796
9,688	Brinker International, Inc.†	339,758

See Notes to Financial Statements.

7

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, December 31, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
35,086	Caesars Entertainment, Inc.†	$706,632
5,398	CBRL Group, Inc.	225,906
8,718	Cheesecake Factory, Incorporated (The)†	283,074
12,984	Gtech Holdings Corporation	336,935
5,970	International Speedway Corporation, Class A	315,216
6,921	Krispy Kreme Doughnuts, Inc.***, †	87,205
7,566	Mandalay Resort Group	532,873
8,267	Outback Steakhouse, Inc.	378,463
7,279	Ruby Tuesday, Inc.	189,836

		4,146,455

Household Durables — 4.4%
7,679	American Greetings Corporation, Class A†	194,663
4,584	Blyth, Inc.	135,503
26,140	D.R. Horton, Inc.	1,053,703
5,949	Furniture Brands International, Inc.	149,023
7,507	Harman International Industries, Inc.	953,389
6,845	Hovnanian Enterprises, Inc., Class A***, †	338,964
17,502	Lennar Corporation, Class A	992,013
7,473	Mohawk Industries, Inc.†	681,911
5,331	Ryland Group, Inc. (The)	306,746
8,375	Toll Brothers, Inc.***, †	574,609
6,564	Tupperware Corporation	136,006

		5,516,530

Household Products — 0.5%
6,991	Church & Dwight Co., Inc.	235,037
8,110	Energizer Holdings, Inc.†	402,986

		638,023

Industrial Conglomerates — 0.4%
3,488	Carlisle Companies Incorporated	226,441
4,516	Teleflex, Inc.	234,561

		461,002

Information Technology Services — 2.9%
9,671	Acxiom Corporation	254,347
9,154	Alliance Data Systems Corporation†	434,632
13,475	BISYS Group, Inc. (The)†	221,664
16,654	Ceridian Corporation†	304,435

See Notes to Financial Statements.

8

Shares		Value

Information Technology Services (Continued)
7,006	Certegy, Inc.	$248,923
9,723	CheckFree Corporation†	370,252
14,903	Cognizant Technology Solutions Corporation, Class A†	630,844
5,725	CSG Systems International, Inc.†	107,057
9,388	DST Systems, Inc.†	489,303
12,417	Gartner, Inc., Class A***, †	154,716
6,951	Keane, Inc.†	102,180
11,494	MPS Group, Inc.†	140,916
9,494	Titan Corporation†	153,803

		3,613,072

Insurance — 4.4%
5,967	Allmerica Financial Corporation†	195,897
8,270	American Financial Group, Inc.***	258,934
4,391	AmerUs Group Co.***	198,912
10,356	Arthur J. Gallagher & Company***	336,570
9,431	W.R. Berkley Corporation	444,860
7,750	Brown & Brown, Inc.***	337,513
6,290	Everest Re Group, Ltd.	563,332
19,554	Fidelity National Financial, Inc.	893,031
10,045	First American Corporation	352,981
7,599	HCC Insurance Holdings, Inc.	251,679
4,798	Horace Mann Educators Corporation	91,546
6,935	Ohio Casualty Corporation***, †	160,961
20,437	Old Republic International Corporation	517,056
7,782	Protective Life Corporation	332,214
3,185	StanCorp Financial Group, Inc.	262,763
7,685	Unitrin, Inc.	349,283

		5,547,532

Internet Software & Services — 0.0%#
6,277	Retek, Inc.†	38,604

Leisure Equipment & Products — 0.1%
8,550	Callaway Golf Company	115,425

Machinery — 2.4%
10,121	AGCO Corporation†	221,549
6,150	Crane Co.	177,366
9,324	Donaldson Company, Inc.***	303,776
5,394	Federal Signal Corporation***	95,258
6,195	Flowserve Corporation†	170,610

See Notes to Financial Statements.

9

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, December 31, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Machinery (Continued)
7,748	Graco, Inc.	$289,388
4,625	Harsco Corporation	257,797
4,261	Kennametal, Inc.	212,070
4,065	Nordson Corporation	162,885
11,289	Pentair, Inc.	491,749
8,421	SPX Corporation	337,345
2,071	Tecumseh Products Company, Class A***	98,994
5,330	Trinity Industries, Inc.***	181,646

		3,000,433

Marine — 0.2%
4,781	Alexander & Baldwin, Inc.	202,810

Media — 2.7%
12,885	Belo Corp., Class A	338,102
5,858	Catalina Marketing Corporation***	173,573
6,298	Emmis Communications Corporation, Class A†	120,859
5,587	Entercom Communications Corporation†	200,517
9,563	Harte-Hanks, Inc.	248,447
5,062	Lee Enterprises Incorporated	233,257
2,659	Media General, Inc., Class A	172,330
11,155	Readers Digest Association, Inc. (The)	155,166
4,446	Scholastic Corporation***, †	164,324
5,746	Valassis Communications, Inc.†	201,167
1,072	Washington Post Company (The), Class B***	1,053,797
10,761	Westwood One, Inc.†	289,794

		3,351,333

Metals & Mining — 1.0%
6,987	Arch Coal, Inc.***	248,318
7,241	Peabody Energy Corporation	585,869
5,060	Steel Dynamics, Inc.***	191,673
8,905	Worthington Industries, Inc.	174,360

		1,200,220

Multiline Retail — 0.9%
7,790	99 Cents Only Stores***, †	125,886
12,669	Dollar Tree Stores, Inc.†	363,347

See Notes to Financial Statements.

10

Shares		Value

Multiline Retail (Continued)
5,469	Neiman Marcus Group, Inc. (The), Class A	$391,252
15,627	Saks, Inc.	226,748

		1,107,233

Multi-Utilities & Unregulated Power — 2.6%
27,093	Aquila, Inc.***, †	99,973
16,466	Energy East Corporation	439,313
6,887	Equitable Resources, Inc.	417,765
13,236	MDU Resources Group, Inc.	353,136
9,255	National Fuel Gas Company	262,287
11,590	ONEOK, Inc.	329,388
9,447	Questar Corporation	481,419
12,590	SCANA Corporation	496,046
13,162	Sierra Pacific Resources***, †	138,201
8,516	Vectren Corporation	228,229

		3,245,757

Office Electronics — 0.4%
8,042	Zebra Technologies Corporation, Class A†	452,604

Oil & Gas — 2.8%
6,646	Forest Oil Corporation†	210,811
10,312	Murphy Oil Corporation	829,601
6,978	Newfield Exploration Company†	412,051
6,592	Noble Energy, Inc.***	406,463
4,412	Overseas Shipholding Group, Inc.	243,542
16,342	Pioneer Natural Resources Company	573,604
8,641	Plains Exploration & Production Company†	224,666
7,220	Pogo Producing Company	350,098
8,289	Western Gas Resources, Inc.	242,453

		3,493,289

Paper & Forest Products — 0.4%
6,237	Bowater, Inc.	274,241
4,919	P.H. Glatfelter Company	75,162
3,331	Potlatch Corporation***	168,482

		517,885

Pharmaceuticals — 1.8%
11,488	Barr Pharmaceuticals, Inc.†	523,164
28,103	IVAX Corporation†	444,589
3,797	Par Pharmaceutical Companies, Inc.***, †	157,120

See Notes to Financial Statements.

11

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, December 31, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Pharmaceuticals (Continued)
8,094	Perrigo Company	$139,783
11,778	Sepracor, Inc.***, †	699,260
9,429	Valeant Pharmaceuticals International***	248,454

		2,212,370

Real Estate — 2.8%
9,296	AMB Property Corporation, REIT	375,465
12,084	Developers Diversified Realty Corporation, REIT	536,167
6,011	Highwoods Properties, Inc., REIT	166,505
7,532	Hospitality Properties Trust, REIT	346,472
9,598	Liberty Property Trust, REIT***	414,634
6,821	Mack-Cali Realty Corporation, REIT	313,971
11,504	New Plan Excel Realty Trust, Inc., REIT	311,528
5,585	Rayonier Inc., REIT	273,162
14,855	United Dominion Realty Trust, Inc., REIT	368,404
9,967	Weingarten Realty Investors, REIT	399,677

		3,505,985

Road & Rail — 0.6%
9,104	J.B. Hunt Transport Services, Inc.	408,314
8,220	Swift Transportation Company, Inc.***, †	176,566
8,839	Werner Enterprises, Inc.	200,115

		784,995

Semiconductors & Semiconductor Equipment — 3.1%
53,503	Atmel Corporation†	209,732
2,778	Cabot Microelectronics Corporation***, †	111,259
10,685	Credence Systems Corporation***, †	97,768
8,279	Cree, Inc.***, †	331,822
14,094	Cypress Semiconductor Corporation***, †	165,323
13,395	Fairchild Semiconductor International, Inc.†	217,803
7,878	Integrated Circuit Systems, Inc.†	164,808
11,965	Integrated Device Technology, Inc.†	138,315
7,483	International Rectifier Corporation†	333,517
16,871	Intersil Corporation, Class A	282,421
15,276	Lam Research Corporation†	441,629
12,712	Lattice Semiconductor Corporation***, †	72,458
6,855	LTX Corporation***, †	52,715
10,094	Micrel, Inc.***, †	111,236
23,126	Microchip Technology, Inc.	616,539

See Notes to Financial Statements.

12

Shares		Value

Semiconductors & Semiconductor Equipment (Continued)
21,000	RF Micro Devices, Inc.***, †	$143,640
8,291	Semtech Corporation†	181,324
5,822	Silicon Laboratories, Inc.***, †	205,575
15,416	TriQuint Semiconductor, Inc.***, †	68,601

		3,946,485

Software — 2.8%
15,596	Activision, Inc.†	314,727
3,654	Advent Software, Inc.†	74,834
6,585	Ascential Software Corporation†	107,401
30,300	Cadence Design Systems, Inc.†	418,443
7,881	Fair Isaac Corporation***	289,075
10,140	Jack Henry & Associates, Inc.	201,887
7,958	Macromedia, Inc.†	247,653
5,573	Macrovision Corporation†	143,338
17,955	McAFEE, Inc.†	519,438
8,555	Mentor Graphics Corporation†	130,806
7,242	Reynolds & Reynolds Company (The), Class A	191,985
7,794	RSA Security, Inc.†	156,348
10,661	Sybase, Inc.†	212,687
17,048	Synopsys, Inc.†	334,482
4,199	Transaction Systems Architects, Inc., Class A†	83,350
9,219	Wind River Systems, Inc.***, †	124,918

		3,551,372

Specialty Retail — 5.7%
9,768	Abercrombie & Fitch Co., Class A	458,608
8,241	Advance Auto Parts, Inc.†	359,967
6,239	Aeropostale, Inc.†	183,614
8,262	American Eagle Outfitters, Inc.	389,140
7,909	AnnTaylor Stores Corporation†	170,281
7,856	Barnes & Noble, Inc.†	253,513
8,415	Borders Group, Inc.	213,741
11,666	CarMax, Inc.†	362,229
10,008	Chico’s FAS, Inc.†	455,664
11,087	Claire’s Stores, Inc.	235,599
17,447	Foot Locker, Inc.	469,848
15,202	Michaels Stores, Inc.	455,604
6,187	O’Reilly Automotive, Inc.***, †	278,724
8,309	Pacific Sunwear of California, Inc.†	184,958

See Notes to Financial Statements.

13

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, December 31, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Specialty Retail (Continued)
7,635	Payless Shoesource, Inc.†	$93,910
16,274	PETsMART, Inc.	578,215
9,627	Pier 1 Imports, Inc.	189,652
4,971	Regis Corporation	229,412
8,494	Rent-A-Center, Inc.†	225,091
16,532	Ross Stores, Inc.	477,279
9,072	Urban Outfitters, Inc.†	402,797
13,064	Williams-Sonoma, Inc.†	457,762

		7,125,608

Textiles, Apparel & Luxury Goods — 0.2%
3,857	Timberland Company (The), Class A†	241,718

Thrifts & Mortgage Finance — 2.5%
8,341	Astoria Financial Corporation	333,390
9,489	Independence Community Bank Corp.	404,042
6,945	IndyMac Bancorp, Inc.	239,255
29,719	New York Community Bancorp, Inc.***	611,320
10,678	PMI Group, Inc. (The)	445,806
10,298	Radian Group, Inc.	548,266
8,823	Washington Federal, Inc.	234,162
5,944	Webster Financial Corporation	301,004

		3,117,245

Tobacco — 0.1%
2,862	Universal Corporation	136,918

Trading Companies & Distributors — 0.5%
8,504	Fastenal Company***	523,506
8,725	United Rentals, Inc.***, †	164,903

		688,409

Water Utilities — 0.2%
10,452	Aqua America, Inc.	257,015

Wireless Telecommunication Services — 0.4%
6,433	Telephone & Data Systems, Inc.	495,019

TOTAL COMMON STOCKS
(Cost $92,699,062)		120,788,565

See Notes to Financial Statements.

14

Principal
Amount

Value

U.S. TREASURY BILL — 0.4%
(Cost $498,910)
$500,000	2.010%, due 2/17/2005*, ††	$498,910

Shares

COLLATERAL FOR SECURITIES ON LOAN — 14.8%
(Cost $18,595,516)
18,595,516	State Street Navigator Securities Lending Trust — Prime Portfolio**	18,595,516

TOTAL INVESTMENTS
(Cost $111,793,488)	111.5%	139,882,991
OTHER ASSETS AND LIABILITIES (Net)	(11.5)	(14,454,747)

NET ASSETS	100.0%	$125,428,244

*	Securities pledged as collateral for futures contracts.

**	As of December 31, 2004, the market value of the securities on loan is $18,129,678.

***	Security, or a portion thereof, is on loan.

†	Non-income producing security.

††	Rate represents annualized yield at date of purchase.

#	Amount represents less than 0.1% of net assets.

ABBREVIATION:

REIT — Real Estate Investment Trust

See Notes to Financial Statements.

15

[This Page Intentionally Left Blank]

16

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2004

Shares		Value

COMMON STOCKS — 99.4%
Aerospace & Defense — 2.6%
7,810	AAR Corporation***, †	$106,372
2,700	Applied Signal Technology, Inc.***	95,175
8,000	Armor Holdings, Inc.†	376,160
3,900	Ceradyne, Inc.***, †	223,119
6,500	Cubic Corporation***	163,605
5,200	Curtiss-Wright Corporation	298,532
6,600	DRS Technologies, Inc.***, †	281,886
4,800	EDO Corporation	152,400
6,425	Engineered Support Systems, Inc.	380,488
5,925	Esterline Technologies Corporation†	193,451
12,790	Gencorp, Inc.***	237,510
5,460	Kaman Corporation, Class A	69,069
5,100	Mercury Computer Systems, Inc.***, †	151,368
6,250	Moog, Inc., Class A†	283,438
7,950	Teledyne Technologies, Inc.†	233,969
3,800	Triumph Group, Inc.†	150,100

		3,396,642

Airlines — 0.3%
8,600	Frontier Airlines, Inc.***, †	98,126
7,660	Mesa Air Group, Inc.***, †	60,820
13,900	SkyWest, Inc.	278,834

		437,780

Air Freight & Logistics — 0.5%
12,410	EGL, Inc.†	370,935
5,200	Forward Air Corporation†	232,440

		603,375

Automobiles — 0.6%
3,780	Coachmen Industries, Inc.***	65,621
13,450	Fleetwood Enterprises, Inc.†	181,037
7,090	Monaco Coach Corporation***	145,841
8,180	Winnebago Industries, Inc.***	319,511

		712,010

See Notes to Financial Statements.

17

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Auto Components — 0.3%
3,800	Midas, Inc.†	$76,000
4,750	Standard Motor Products, Inc.***	75,050
5,900	Superior Industries International, Inc.***	171,395

		322,445

Biotechnology — 0.3%
6,950	ArQule, Inc.†	40,241
7,807	Enzo Biochem, Inc.***, †	152,002
13,460	Regeneron Pharmaceuticals, Inc.***, †	123,967
14,620	Savient Pharmaceuticals, Inc.†	39,620

		355,830

Building Products — 1.0%
6,620	Apogee Enterprises, Inc.	88,774
4,790	ElkCorp	163,914
7,052	Griffon Corporation†	190,404
14,622	Lennox International, Inc.	297,558
11,540	Simpson Manufacturing Co., Inc.	402,746
4,290	Universal Forest Products, Inc.	186,186

		1,329,582

Capital Markets — 0.4%
10,100	Investment Technology Group, Inc.†	202,000
4,800	Piper Jaffray Companies, Inc.†	230,160
4,215	SWS Group, Inc.	92,393

		524,553

Chemicals — 1.8%
7,400	A. Schulman, Inc.	158,434
5,700	Arch Chemicals, Inc.***	164,046
6,300	Cambrex Corporation	170,730
8,100	Georgia Gulf Corporation	403,380
6,900	H.B. Fuller Company	196,719
8,100	Headwaters, Incorporated***, †	230,850
7,310	Macdermid, Inc.	263,891
3,520	Material Sciences Corporation†	63,325
6,870	OM Group, Inc.†	222,725
9,790	Omnova Solutions, Inc.†	55,020
2,090	Penford Corporation	32,875
22,200	PolyOne Corporation†	201,132

See Notes to Financial Statements.

18

Shares		Value

Chemicals (Continued)
2,370	Quaker Chemical Corporation	$58,871
7,700	Wellman, Inc.***	82,313

		2,304,311

Commercial Banks — 6.1%
6,700	Boston Private Financial Holdings, Inc.***	188,739
11,215	Chittenden Corporation	322,207
7,400	Community Bank System, Inc.	209,050
12,700	East West Bancorp, Inc.	532,892
9,755	First BanCorp	619,540
11,237	First Midwest Bancorp, Inc.	407,791
4,000	First Republic Bank	212,000
9,700	Gold Banc Corporation, Inc.	141,814
10,878	Hudson United Bancorp	428,376
6,900	Irwin Financial Corporation***	195,891
5,600	Nara Bancorp, Inc.***	119,112
4,900	PrivateBancorp, Inc.***	157,927
7,979	Provident Bankshares Corporation	290,196
17,090	Republic Bancorp, Inc.	261,135
7,640	Riggs National Corporation***	162,426
17,230	South Financial Group, Inc.	560,492
17,000	Southwest Bancorporation of Texas, Inc.	395,930
10,825	Sterling Bancshares, Inc.	154,473
11,290	Susquehanna Bancshares, Inc.	281,685
18,041	TrustCo Bank Corporation NY***	248,785
11,000	UCBH Holdings, Inc.	504,020
10,800	Umpqua Holdings Corporation***	272,268
10,440	United Bankshares, Inc.	398,286
10,145	Whitney Holding Corporation	456,424
5,200	Wintrust Financial Corporation	296,192

		7,817,651

Commercial Services & Supplies — 4.1%
11,700	ABM Industries, Inc.	230,724
6,200	Administaff, Inc.†	78,182
2,160	Angelica Corporation	58,428
8,690	Bowne & Company, Inc.	141,299
5,820	Brady Corporation, Class A	364,157
4,770	CDI Corporation***	101,983
8,880	Central Parking Corporation***	134,532

See Notes to Financial Statements.

19

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Commercial Services & Supplies (Continued)
5,900	Coinstar, Inc.***, †	$158,297
3,340	Consolidated Graphics, Inc.†	153,306
1,910	CPI Corporation	25,957
5,130	G & K Services, Inc., Class A	222,745
4,600	Heidrick & Struggles International, Inc.***, †	157,642
3,900	Imagistics International, Inc.†	131,274
2,820	Insurance Auto Auctions, Inc.†	63,224
5,500	Ionics, Inc.***, †	238,370
6,750	John H. Harland Company***	243,675
10,120	Labor Ready, Inc.***, †	171,230
3,500	Mobile Mini, Inc.***, †	115,640
7,800	NCO Group, Inc.†	201,630
6,150	On Assignment, Inc.†	31,919
3,730	Pre-Paid Legal Services, Inc.***	140,062
15,010	PRG-Schultz International, Inc.***, †	75,500
5,500	School Specialty, Inc.†	212,080
3,800	SOURCECORP, Inc.†	72,618
14,740	Spherion Corporation†	123,816
6,900	Standard Register Company (The)	97,428
13,600	Tetra Tech, Inc.†	227,664
8,000	United Stationers, Inc.†	369,600
2,400	Vertrue Incorporated***, †	90,648
5,400	Viad Corp	153,846
3,720	Volt Information Sciences, Inc.†	109,331
11,600	Waste Connections, Inc.†	397,300
7,900	Watson Wyatt & Company Holdings, Class A	212,905

		5,307,012

Communications Equipment — 1.2%
5,600	Audiovox Corporation, Class A***, †	88,368
2,700	Bel Fuse, Inc., Class B	91,233
11,327	Belden CDT Inc.	262,787
4,220	Black Box Corporation	202,644
3,100	Brooktrout, Inc.†	37,231
10,420	C-COR.net Corporation***, †	96,906
5,210	Digi International, Inc.†	89,560
17,500	Harmonic, Inc.***, †	145,950
6,240	Inter-Tel, Inc.	170,851
5,960	Network Equipment Technologies, Inc.***, †	58,527

See Notes to Financial Statements.

20

Shares		Value

Communications Equipment (Continued)
5,000	PC-Tel, Inc.†	$39,650
10,965	Symmetricom, Inc.†	106,470
3,200	Tollgrade Communications, Inc.†	39,168
6,500	ViaSat, Inc.†	157,755

		1,587,100

Computers & Peripherals — 1.0%
26,900	Adaptec, Inc.†	204,171
8,170	Avid Technology, Inc.†	504,497
6,300	Hutchinson Technology, Inc.***, †	217,791
16,800	Pinnacle Systems, Inc.†	102,480
3,800	SBS Technologies, Inc.†	53,048
6,200	Synaptics Incorporated†	189,596

		1,271,583

Construction Materials — 0.7%
10,482	Florida Rock Industries, Inc.	623,993
5,250	Texas Industries, Inc.	327,495

		951,488

Construction & Engineering — 0.7%
3,700	EMCOR Group, Inc.†	167,166
6,520	Insituform Technologies, Inc., Class A†	147,808
15,500	Shaw Group Inc. (The)***, †	276,675
10,480	URS Corporation†	336,408

		928,057

Consumer Finance — 0.3%
6,930	Cash America International, Inc.***	206,029
6,000	Rewards Network, Inc.***, †	42,000
4,500	World Acceptance Corporation***, †	123,795

		371,824

Containers & Packaging — 0.7%
8,670	AptarGroup, Inc.	457,603
6,910	Caraustar Industries, Inc.†	116,226
4,700	Chesapeake Corporation	127,652
8,310	Myers Industries, Inc.	106,368
8,600	Rock-Tenn Company, Class A	130,376

		938,225

See Notes to Financial Statements.

21

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Distributors — 0.0%#
4,600	Advanced Marketing Services, Inc.***	$46,276

Diversified Financial Services — 0.1%
4,200	Financial Federal Corporation***	164,640

Diversified Telecommunication Services — 0.3%
5,100	Commonwealth Telephone Enterprises, Inc.***, †	253,266
14,030	General Communication, Inc., Class A†	154,891

		408,157

Electric Utilities — 1.1%
7,200	ALLETE, Inc.	264,600
2,970	Central Vermont Public Service	69,082
3,780	CH Energy Group, Inc.	181,629
11,800	Cleco Corporation	239,068
11,500	El Paso Electric Company†	217,810
1,220	Green Mountain Power Corporation	35,173
3,490	UIL Holdings Corporation***	179,037
8,300	UniSource Energy Corporation***	200,113

		1,386,512

Electrical Equipment — 1.7%
7,130	A.O. Smith Corporation	213,472
10,300	Acuity Brands, Inc.	327,540
9,510	Artesyn Technologies, Inc.†	107,463
7,960	Baldor Electric Company	219,139
6,180	C&D Technologies, Inc.	105,307
6,900	MagneTek, Inc.†	47,610
5,900	Regal Beloit Corporation***	168,740
10,220	Roper Industries, Inc.	621,069
10,170	Vicor Corporation	133,329
2,700	Woodward Governor Company	193,347

		2,137,016

Electronic Equipment & Instruments — 4.5%
18,050	Aeroflex, Inc.†	218,766
7,790	Agilysys, Inc.	133,521
9,050	Anixter International, Inc.	325,709
3,600	BEI Technologies, Inc.	111,168
6,900	Bell Microproducts, Inc.***, †	66,378
10,040	Benchmark Electronics, Inc.†	342,364

See Notes to Financial Statements.

22

Shares		Value

Electronic Equipment & Instruments (Continued)
9,120	Checkpoint Systems, Inc.†	$164,616
11,150	Cognex Corporation	311,085
7,370	Coherent, Inc.†	224,343
8,660	CTS Corporation***	115,091
4,600	Daktronics, Inc.***, †	114,494
5,010	Dionex Corporation†	283,917
6,900	Electro Scientific Industries, Inc.***, †	136,344
8,300	FLIR Systems, Inc.†	529,457
5,400	Gerber Scientific, Inc.†	41,094
5,600	Global Imaging Systems, Inc.†	221,200
5,160	Itron, Inc.***, †	123,376
3,900	Keithley Instruments, Inc.	76,830
5,400	Littelfuse, Inc.†	184,464
8,630	Methode Electronics, Inc., Class A	110,895
4,900	MTS Systems Corporation	165,669
4,795	Park Electrochemical Corporation	103,956
9,580	Paxar Corporation†	212,389
4,100	Photon Dynamics, Inc.†	99,548
3,500	Planar Systems, Inc.***, †	39,305
4,600	RadiSys Corporation***, †	89,930
4,100	Rogers Corporation†	176,710
3,100	ScanSource, Inc.†	192,696
9,820	Technitrol, Inc.†	178,724
12,555	Trimble Navigation Ltd.†	414,817
7,200	Veeco Instruments, Inc.***, †	151,704
5,010	X-Rite, Inc.	80,210

		5,740,770

Energy Equipment & Services — 2.7%
3,600	Atwood Oceanics, Inc.†	187,560
9,300	Cal Dive International, Inc.†	378,975
3,900	CARBO Ceramics, Inc.	269,100
4,200	Dril-Quip, Inc.†	101,892
5,600	Hydril Company†	254,856
18,730	Input/ Output, Inc.***, †	165,573
7,000	Lone Star Technologies, Inc.†	234,220
10,300	Maverick Tube Corporation***, †	312,090
6,210	Oceaneering International, Inc.†	231,757
5,660	Offshore Logistics, Inc.†	183,780
4,415	SEACOR Holdings, Inc.***, †	235,761

See Notes to Financial Statements.

23

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Energy Equipment & Services (Continued)
5,390	TETRA Technologies, Inc.†	$152,537
11,050	Unit Corporation†	422,221
8,050	Veritas DGC Inc.†	180,401
6,700	W H Energy Services, Inc.†	149,812

		3,460,535

Food & Staples Retailing — 1.0%
12,120	Casey’s General Stores, Inc.	219,978
9,300	Great Atlantic & Pacific Tea Company, Inc. (The)***, †	95,325
9,100	Longs Drug Stores Corporation	250,887
2,990	Nash Finch Company***	112,902
11,340	Performance Food Group Company***, †	305,160
9,680	United Natural Foods, Inc.†	301,048

		1,285,300

Food Products — 1.6%
4,400	American Italian Pasta Company, Class A***	102,300
8,800	Corn Products International, Inc.	471,328
9,350	Delta & Pine Land Company	255,068
10,500	Flowers Foods, Inc.	331,590
8,800	Hain Celestial Group, Inc.†	181,896
2,170	J&J Snack Foods Corporation	106,395
7,200	Lance, Inc.	137,016
7,130	Ralcorp Holdings, Inc.	298,961
4,800	Sanderson Farms, Inc.***	207,744

		2,092,298

Gas Utilities — 2.2%
18,550	Atmos Energy Corporation	507,342
2,750	Cascade Natural Gas Corporation***	58,300
5,100	Laclede Group, Inc.	158,865
6,780	New Jersey Resources Corporation	293,845
6,610	Northwest Natural Gas Company	223,021
18,600	Piedmont Natural Gas, Inc.***	432,264
19,965	Southern Union Company†	478,761
8,740	Southwest Gas Corporation	221,996
12,350	UGI Corporation	505,239

		2,879,633

See Notes to Financial Statements.

24

Shares		Value

Health Care Equipment & Supplies — 6.0%
8,900	Advanced Med Optics, Inc.†	$366,146
8,200	American Medical Systems Holdings, Inc.†	342,842
3,340	Analogic Corporation***	149,599
5,700	ArthroCare Corp.***, †	182,742
5,900	BioLase Technology, Inc.***	64,133
3,900	Biosite, Inc.***, †	240,006
7,230	CONMED Corporation†	205,477
7,960	Cooper Companies, Inc. (The)***	561,897
5,800	Cyberonics, Inc.***, †	120,176
3,620	Datascope Corporation	143,678
7,040	Diagnostic Products Corporation	387,552
5,200	dj Orthopedics, Inc.†	111,384
6,100	Haemonetics Corporation†	220,881
4,920	Hologic, Inc.†	135,152
3,300	ICU Medical, Inc.***, †	90,222
8,190	Idexx Laboratories, Inc.†	447,092
10,898	Immucor, Inc.†	256,212
7,000	Integra LifeSciences Holding Corporation***, †	258,510
6,200	Intermagnetics General Corporation***, †	157,542
7,550	Invacare Corporation	349,263
2,700	Kensey Nash Corporation***, †	93,231
10,360	Mentor Corporation***	349,546
6,400	Merit Medical Systems, Inc.†	97,792
4,140	Osteotech, Inc.***, †	22,770
6,600	PolyMedica Corporation***	246,114
4,400	Possis Medical, Inc.†	59,312
8,200	ResMed, Inc.***, †	419,020
8,530	Respironics, Inc.†	463,691
7,800	Sola International, Inc.†	214,812
4,200	SurModics, Inc.***, †	136,542
9,450	Sybron Dental Specialties, Inc.†	334,341
7,290	Theragenics Corporation†	29,597
7,500	Viasys Healthcare, Inc.†	142,500
3,120	Vital Signs, Inc.	121,430
5,200	Wilson Greatbatch Technologies, Inc.†	116,584

		7,637,788

Health Care Providers & Services — 5.0%
11,875	Accredo Health, Inc.†	329,175
3,700	Amedisys, Inc.***, †	119,843

See Notes to Financial Statements.

25

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Health Care Providers & Services (Continued)
8,000	American Healthways, Inc.***, †	$264,320
6,100	AMERIGROUP Corporation†	461,526
7,050	AmSurg Corporation†	208,257
10,000	Centene Corporation†	283,500
8,750	Cerner Corporation***, †	465,237
3,030	Chemed Corporation	203,343
7,800	Cross Country Healthcare, Inc.***, †	141,024
5,650	CryoLife, Inc.***, †	39,946
3,110	Curative Health Services, Inc.***, †	21,304
10,060	Dendrite International, Inc.†	195,164
5,800	Gentiva Health Services, Inc.†	96,976
15,720	Hooper Holmes, Inc.	93,062
4,200	LabOne, Inc.†	134,568
4,850	LCA-Vision, Inc.	113,442
8,660	NDCHealth Corporation	160,989
12,140	OCA, Inc.***, †	77,089
8,850	Odyssey Healthcare, Inc.***, †	121,068
9,520	Owens & Minor, Inc.	268,178
6,310	PAREXEL International Corporation†	128,093
5,380	Pediatrix Medical Group, Inc.†	344,589
13,700	Pharmaceutical Product Development, Inc.†	565,673
10,580	Priority Healthcare Corporation, Class B***, †	230,327
12,050	Province Healthcare Company†	269,318
4,000	RehabCare Group, Inc.†	111,960
3,600	SFBC International, Inc.***, †	142,200
6,430	Sierra Health Services, Inc.†	354,357
4,900	Sunrise Senior Living, Inc.***, †	227,164
6,900	United Surgical Partners International, Inc.†	287,730

		6,459,422

Hotels, Restaurants & Leisure — 3.8%
7,100	Argosy Gaming Company†	331,570
8,400	Aztar Corporation†	293,328
8,200	Bally Total Fitness Holding Corporation***, †	34,768
8,835	CEC Entertainment, Inc.†	353,135
4,810	IHOP Corporation***	201,491
8,890	Jack in the Box, Inc.†	327,774
6,380	Landry’s Restaurants, Inc.***	185,403
4,950	Lone Star Steakhouse & Saloon, Inc.	138,600

See Notes to Financial Statements.

26

Shares		Value

Hotels, Restaurants & Leisure (Continued)
7,300	Marcus Corporation (The)	$183,522
6,800	Multimedia Games, Inc.***, †	107,168
5,150	O’Charley’s, Inc.†	100,682
6,300	P. F. Chang’s China Bistro, Inc.***, †	355,005
7,340	Panera Bread Company, Class A***, †	295,949
4,100	Papa John’s International, Inc.***, †	141,204
8,650	Pinnacle Entertainment, Inc.†	171,097
8,200	RARE Hospitality International, Inc.†	261,252
10,085	Ryan’s Restaurant Group, Inc.†	155,511
5,600	Shuffle Master, Inc.***, †	263,760
14,527	Sonic Corporation†	443,073
6,637	Steak n Shake Company (The)†	133,271
15,600	Triarc Companies, Inc., Class B***	191,256
7,400	WMS Industries, Inc.***, †	248,196

		4,917,015

Household Durables — 3.2%
5,800	Applica, Inc.†	35,090
2,830	Bassett Furniture Industries, Inc.***	55,539
17,350	Champion Enterprises, Inc.***, †	205,077
3,300	Department 56, Inc.†	54,945
3,470	Enesco Group, Inc.†	28,038
8,650	Ethan Allen Interiors, Inc.***	346,173
7,340	Fedders Corporation***	26,571
12,640	Interface, Inc., Class A†	126,021
12,600	La-Z-Boy, Inc.***	193,662
3,360	Libbey, Inc.	74,626
7,801	M.D.C. Holdings, Inc.	674,318
3,100	Meritage Corporation***, †	349,370
1,640	National Presto Industries, Inc.	74,620
1,500	NVR, Inc.†	1,154,100
5,040	Russ Berrie & Company, Inc.***	115,113
2,070	Skyline Corporation	84,456
8,140	Standard Pacific Corporation	522,099

		4,119,818

Household Products — 0.3%
8,400	Rayovac Corporation†	256,704
4,030	WD-40 Company	114,492

		371,196

See Notes to Financial Statements.

27

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrial Conglomerates — 0.2%
2,940	Standex International Corporation	$83,761
9,300	Tredegar Corporation	187,953

		271,714

Information Technology Services — 1.6%
7,100	CACI International, Inc.†	483,723
6,000	Carreker Corporation†	51,600
15,150	Ciber, Inc.†	146,046
11,800	eFunds Corporation†	283,318
9,318	Global Payments, Inc.***	545,476
4,200	Intrado, Inc.***, †	50,820
7,800	ManTech International Corporation, Class A†	185,172
5,250	MAXIMUS, Inc.†	163,380
5,300	Pegasus Solutions, Inc.†	66,780
3,500	StarTek, Inc.***	99,575

		2,075,890

Insurance — 2.4%
7,707	Delphi Financial Group, Inc.	355,678
8,700	Hilb Rogal & Hobbs Company***	315,288
4,300	LandAmerica Financial Group, Inc.***	231,899
5,400	Philadelphia Consolidated Holding Corporation†	357,156
7,100	Presidential Life Corporation	120,416
7,100	ProAssurance Corporation†	277,681
6,100	RLI Corporation	253,577
2,400	SCPIE Holdings, Inc.***	23,760
6,720	Selective Insurance Group, Inc.	297,293
4,400	Stewart Information Services Corporation	183,260
11,100	UICI	376,290
4,700	Zenith National Insurance Corporation***	234,248

		3,026,546

Internet & Catalog Retail — 0.2%
11,795	Insight Enterprises, Inc.†	242,033
4,850	J. Jill Group, Inc. (The)***, †	72,217

		314,250

Internet Software & Services — 0.8%
8,600	Digital Insight Corporation†	158,240
7,300	FindWhat.com, Inc.***, †	129,429

See Notes to Financial Statements.

28

Shares		Value

Internet Software & Services (Continued)
5,700	j2 Global Communications, Inc.***, †	$196,650
10,800	WebEx Communications, Inc.***, †	256,824
5,700	Websense, Inc.†	289,104
7,820	Zix Corporation***, †	40,273

		1,070,520

Leisure Equipment & Products — 1.5%
4,490	Action Performance Companies, Inc.***	49,345
4,940	Arctic Cat, Inc.	131,009
6,390	JAKKS Pacific, Inc.***, †	141,283
11,270	K2, Inc.†	178,968
4,800	Meade Instruments Corporation***, †	16,464
8,000	Nautilus Group, Inc. (The)***	193,360
10,320	Polaris Industries, Inc.***	701,966
12,605	SCP Pool Corporation	402,100
6,480	Sturm Ruger & Company, Inc.	58,514

		1,873,009

Machinery — 5.0%
7,700	Albany International Corporation, Class A	270,732
4,870	Astec Industries, Inc.†	83,813
5,590	Barnes Group, Inc.***	148,191
12,500	Briggs & Stratton Corporation	519,750
6,170	Clarcor, Inc.	337,931
4,100	CUNO, Inc.†	243,540
4,810	Gardner Denver, Inc.†	174,555
12,235	IDEX Corporation	495,517
10,780	JLG Industries, Inc.***	211,611
6,800	Kaydon Corporation	224,536
2,830	Lindsay Manufacturing Company	73,240
3,940	Lydall, Inc.†	46,728
7,100	Manitowoc Company, Inc. (The)	267,315
11,722	Milacron, Inc.***, †	39,738
8,840	Mueller Industries, Inc.	284,648
8,700	Oshkosh Truck Corporation	594,906
7,870	Reliance Steel & Aluminum Company	306,615
3,480	Robbins & Myers, Inc.	82,928
7,000	Stewart & Stevenson Services, Inc.	141,610
4,240	Thomas Industries, Inc.	169,261
21,800	Timken Company	567,236

See Notes to Financial Statements.

29

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Machinery (Continued)
5,480	Toro Company (The)	$445,798
5,780	Valmont Industries, Inc.***	145,136
7,330	Wabash National Corporation†	197,397
7,870	Watts Water Technologies, Inc., Class A	253,729
3,560	Wolverine Tube, Inc.†	45,960

		6,372,421

Marine — 0.2%
5,990	Kirby Corporation†	265,836

Media — 0.6%
3,200	4Kids Entertainment, Inc.***, †	67,264
7,390	ADVO, Inc.	263,453
7,500	Arbitron, Inc.†	293,850
3,590	Thomas Nelson, Inc.	81,134

		705,701

Metals & Mining — 2.2%
3,780	A.M. Castle & Co.†	45,133
6,951	Aleris International, Inc.***, †	117,611
7,100	AMCOL International Corporation	142,639
4,660	Brush Engineered Materials, Inc.†	86,210
5,800	Carpenter Technology Corporation	339,068
7,700	Century Aluminum Company†	202,202
2,600	Cleveland-Cliffs, Inc.	270,036
7,100	Commercial Metals Company	358,976
18,400	Massey Energy Company***	643,080
3,990	Quanex Corporation***	273,594
5,240	RTI International Metals, Inc.†	107,630
6,100	Ryerson Tull, Inc.***	96,075
3,060	Steel Technologies, Inc.	84,181

		2,766,435

Multiline Retail — 0.2%
9,550	Fred’s, Inc., Class A***	166,170
7,100	Shopko Stores, Inc.***, †	132,628

		298,798

See Notes to Financial Statements.

30

Shares		Value

Multi-Utilities & Unregulated Power — 0.6%
11,700	Avista Corporation	$206,739
8,800	Energen Corporation	518,760

		725,499

Oil & Gas — 2.9%
7,990	Cabot Oil & Gas Corporation, Class A	353,557
10,100	Cimarex Energy Company†	382,790
6,500	Frontier Oil Corporation	173,290
17,112	Patina Oil & Gas Corporation	641,700
4,000	Petroleum Development Corporation†	154,280
6,710	Remington Oil and Gas Corporation†	182,848
8,750	Southwestern Energy Company†	443,537
8,200	Spinnaker Exploration Company†	287,574
6,920	St. Mary Land & Exploration Company***	288,841
6,440	Stone Energy Corporation†	290,380
6,800	Swift Energy Company†	196,792
15,910	Vintage Petroleum, Inc.	360,998

		3,756,587

Paper & Forest Products — 0.6%
9,030	Buckeye Technologies, Inc.†	117,480
2,900	Deltic Timber Corporation	123,105
3,600	Neenah Paper, Inc.***, †	117,360
3,960	Pope & Talbot, Inc.	67,756
3,640	Schweitzer-Mauduit International, Inc.	123,578
12,500	Wausau-Mosinee Paper Corporation	223,250

		772,529

Personal Products — 0.4%
3,710	Natures Sunshine Products, Inc.	75,536
16,200	NBTY, Inc.†	388,962

		464,498

Pharmaceuticals — 1.0%
12,740	Alpharma, Inc., Class A	215,943
3,800	Bradley Pharmaceuticals, Inc.***, †	73,720
13,280	Medicis Pharmaceutical Corporation, Class A	466,261
17,200	MGI Pharma, Inc.†	481,772
5,670	Noven Pharmaceuticals, Inc.†	96,730

		1,334,426

See Notes to Financial Statements.

31

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Real Estate — 3.4%
10,396	Capital Automotive REIT	$369,318
6,600	Colonial Properties Trust, REIT, ***	259,182
12,600	Commercial Net Lease Realty, Inc., REIT, ***	259,560
7,600	CRT Properties, Inc., REIT	181,336
6,100	Entertainment Properties Trust, REIT	271,755
5,550	Essex Property Trust, Inc., REIT	465,090
7,100	Gables Residential Trust, REIT, ***	254,109
7,700	Glenborough Realty Trust, Inc., REIT	163,856
6,900	Kilroy Realty Corporation, REIT	294,975
11,700	Lexington Corporate Properties Trust, REIT	264,186
11,750	New Century Financial Corporation, REIT	750,942
2,800	Parkway Properties, Inc., REIT	142,100
11,300	Shurgard Storage Centers, Inc., REIT, Class A	497,313
3,800	Sovran Self Storage, Inc., REIT	160,132

		4,333,854

Road & Rail — 2.1%
6,100	Arkansas Best Corporation	273,829
18,167	Heartland Express, Inc.	408,212
15,200	Kansas City Southern Industries, Inc.***, †	269,496
13,650	Knight Transportation, Inc.	338,520
7,340	Landstar Systems, Inc.†	540,518
6,770	USF Corporation	256,922
11,799	Yellow Roadway Corporation†	657,322

		2,744,819

Semiconductors & Semiconductor Equipment — 2.9%
6,100	Actel Corporation†	106,994
7,900	Advanced Energy Industries, Inc.***, †	72,127
8,600	Alliance Semiconductor Corporation†	31,820
7,600	ATMI, Inc.†	171,228
24,200	Axcelis Technologies, Inc.†	196,746
10,780	Brooks Automation, Inc.†	185,632
5,200	Cohu, Inc.	96,512
8,900	Cymer, Inc.†	262,906
6,800	DSP Group, Inc.†	151,844
4,500	DuPont Photomasks, Inc.†	118,845
9,550	ESS Technology, Inc.†	67,900
10,100	Exar Corporation†	143,319

See Notes to Financial Statements.

32

Shares		Value

Semiconductors & Semiconductor Equipment (Continued)
8,100	FEI Company†	$170,100
6,310	Helix Technology Corporation***	109,731
16,900	Kopin Corporation†	65,403
12,400	Kulicke & Soffa Industries, Inc.***, †	106,888
14,400	Microsemi Corporation†	249,984
6,400	Pericom Semiconductor Corporation†	60,352
7,870	Photronics, Inc.†	129,855
7,500	Power Integrations, Inc.†	148,350
4,100	Rudolph Technologies, Inc.†	70,397
37,630	Skyworks Solutions, Inc.***, †	354,851
4,430	Standard Microsystems Corporation†	78,987
3,200	Supertex, Inc.†	69,440
5,770	Ultratech, Inc.†	108,764
8,800	Varian Semiconductor Equipment Associates, Inc.†	324,280

		3,653,255

Software — 3.8%
6,500	Altiris, Inc.***, †	230,295
7,600	ANSYS, Inc.†	243,656
7,400	Captaris, Inc.†	38,184
3,500	Catapult Communications Corporation†	84,560
4,390	Concord Communications, Inc.***, †	48,641
4,300	EPIQ Systems, Inc.***, †	62,952
7,560	FactSet Research Systems, Inc.***	441,807
9,600	FileNet Corporation†	247,296
9,440	Hyperion Solutions Corporation†	440,093
11,100	Internet Security Systems, Inc.†	258,075
7,000	JDA Software Group, Inc.***, †	95,340
7,517	Kronos, Inc.†	384,344
7,300	Manhattan Associates, Inc.†	174,324
4,900	MapInfo Corporation†	58,702
4,450	MICROS Systems, Inc.†	347,367
6,000	MRO Software, Inc.†	78,120
8,450	Napster, Inc.***, †	79,430
7,800	NYFIX, Inc.***, †	48,282
5,900	Phoenix Technologies Ltd.***, †	48,734
8,780	Progress Software Corporation†	205,013
6,400	Radiant Systems, Inc.†	41,664
10,500	Serena Software, Inc.***, †	227,220
5,700	Sonic Solutions***, †	127,908

See Notes to Financial Statements.

33

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Software (Continued)
4,300	SPSS, Inc.†	$67,252
10,875	Take-Two Interactive Software, Inc.***, †	378,341
3,300	TALX Corporation***	85,107
9,375	THQ, Inc.***, †	215,063
9,020	Verity, Inc.†	118,342

		4,876,112

Specialty Retail — 4.9%
12,072	Aaron Rents, Inc.	301,800
3,330	Building Materials Holdings Corporation***	127,506
10,800	Burlington Coat Factory Warehouse Corporation***	245,160
4,970	Cato Corporation, Class A	143,235
6,500	Children’s Place Retail Stores, Inc. (The)***, †	240,695
8,650	Christopher & Banks Corporation	159,592
5,330	Cost Plus, Inc.†	171,253
7,170	Dress Barn (The)***, †	126,192
5,900	Electronics Boutique Holdings Corporation†	253,346
12,300	GameStop Corp, Class B†	275,643
5,300	Genesco, Inc.†	165,042
7,940	Goody’s Family Clothing, Inc.	72,572
5,560	Group 1 Automotive, Inc.†	175,140
6,100	Guitar Center, Inc.†	321,409
7,490	Gymboree Corporation†	96,022
4,580	Hancock Fabrics, Inc.***	47,495
5,500	Haverty Furniture Companies, Inc.	101,750
5,700	Hibbett Sporting Goods, Inc.†	151,677
11,275	Hot Topic, Inc.†	193,817
5,520	Jo-Ann Stores, Inc.†	152,021
10,940	Linens ’N Things, Inc.†	271,312
8,690	Men’s Wearhouse, Inc. (The)†	277,732
7,500	Movie Gallery, Inc.***	143,025
13,800	Pep Boys — Manny, Moe & Jack (The)***	235,566
8,900	Select Comfort Corporation***, †	159,666
10,000	Sonic Automotive, Inc.	248,000
4,300	Stage Stores, Inc.†	178,536
10,300	Stein Mart, Inc.†	175,718
5,360	TBC Corporation†	149,008
8,400	Too, Inc.†	205,464

See Notes to Financial Statements.

34

Shares		Value

Specialty Retail (Continued)
9,300	Tractor Supply Company†	$346,053
12,540	Zale Corporation†	374,570

		6,286,017

Textiles, Apparel & Luxury Goods — 2.0%
3,280	Ashworth, Inc.†	35,719
4,440	Brown Shoe Company, Inc.	132,445
17,202	Fossil, Inc.†	441,060
1,730	Haggar Corporation	40,619
8,260	K-Swiss, Inc., Class A***	240,531
6,720	Kellwood Company	231,840
2,840	Oshkosh B’Gosh, Inc., Class A***	60,776
4,060	Oxford Industries, Inc.***	167,678
7,550	Phillips Van Heusen Corporation	203,850
13,800	Quiksilver, Inc.†	411,102
7,900	Russell Corporation	153,892
8,870	Stride Rite Corporation	99,078
9,260	Wolverine World Wide, Inc.	290,949

		2,509,539

Thrifts & Mortgage Finance — 2.8%
5,520	Anchor Bancorp Wisconsin, Inc.	160,908
14,500	BankAtlantic Bancorp, Inc.	288,550
7,300	BankUnited Financial Corporation***, †	233,235
14,300	Brookline Bancorp, Inc.***	233,376
9,540	Commercial Federal Corporation	283,433
8,975	Dime Community Bancshares	160,742
6,730	Downey Financial Corporation	383,610
4,000	FirstFed Financial Corporation†	207,480
14,800	Flagstar Bancorp, Inc.***	334,480
18,620	Fremont General Corporation***	468,852
8,170	MAF Bancorp, Inc.	366,179
5,510	Sterling Financial Corporation†	216,323
8,112	Waypoint Financial Corporation	229,975

		3,567,143

Tobacco — 0.1%
10,890	Dimon, Inc.***	73,181

See Notes to Financial Statements.

35

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Trading Companies & Distributors — 0.8%
7,140	Applied Industrial Technologies, Inc.	$195,636
16,000	Hughes Supply, Inc.	517,600
2,230	Lawson Products, Inc.	112,459
6,460	Watsco, Inc.	227,521

		1,053,216

Water Utilities — 0.1%
4,005	American States Water Company	104,130

Wireless Telecommunication Services — 0.0%#
4,300	Boston Communications Group, Inc.***, †	39,732

TOTAL COMMON STOCKS
(Cost $86,667,094)		127,601,501

Principal
Amount

SUBORDINATED DEBENTURE — 0.1%
(Cost $75,000)
Machinery — 0.1%
$75,000	Mueller Industries, Inc. 6.000% due 11/01/2014(a)	73,500

U.S. TREASURY BILL — 0.2%
(Cost $199,564)
200,000	United States Treasury Bills 1.679% due 2/17/2005*, ††	199,564

REPURCHASE AGREEMENT — 0.4%
(Cost $529,000)
529,000	Agreement with State Street Bank & Trust Company, 1.500% dated 12/31/2004, to be repurchased at $529,066 on 01/03/2005, collateralized by $545,000 FHLB, 2.403% maturing 03/08/2005 (value $542,599)	529,000

Shares

COLLATERAL FOR SECURITIES ON LOAN — 21.3%
(Cost $27,325,920)
27,325,920	State Street Navigator Securities Lending Trust — Prime Portfolio**	27,325,920

See Notes to Financial Statements.

36

		Value

TOTAL INVESTMENTS
(Cost $114,796,578)	121.4	$155,729,485
OTHER ASSETS AND LIABILITIES (Net)	(21.4)	(27,428,880)

NET ASSETS	100.0%	$128,300,605

*	Securities pledged as collateral for futures contracts.

**	As of December 31, 2004 the market value of the securities on loan is $26,634,925.

***	Security, or a portion thereof, is on loan.

†	Non-income producing security.

††	Rate represents annualized yield at date of purchase.

#	Amount represents less than 0.1% of net assets.

(a)	Issued out of reorganization.

ABBREVIATIONS:

FHLB — Federal Home Loan Bank
REIT — Real Estate Investment Trust

See Notes to Financial Statements.

37

The Munder S&P® Index Funds

Statements of Assets and Liabilities, December 31, 2004

	Munder S&P®	Munder S&P®
	MidCap Index	SmallCap Index
	Equity Fund	Equity Fund

ASSETS:
Investments, at value
See accompanying schedules:
Securities of unaffiliated issuers(a), (b)	$139,882,991	$154,831,167
Securities of affiliated issuers(c)	—	369,318
Repurchase agreement(d)	—	529,000

Total Investments	139,882,991	155,729,485
Cash	—	173
Interest receivable	—	835
Dividends receivable	86,494	90,109
Receivable for investment securities sold	5,050,522	—
Variation margin receivable	13,875	450
Receivable for Fund shares sold	93,568	349,934
Prepaid expenses and other assets	7,968	13,021

Total Assets	145,135,418	156,184,007

LIABILITIES:
Custodian overdraft payable	259,485	—
Payable for Fund shares redeemed	746,884	439,380
Payable upon return of securities loaned	18,595,516	27,325,920
Shareholder servicing fees payable	22,197	31,442
Trustees’ fees and expenses payable	19,781	21,300
Administration fees payable	19,368	20,727
Transfer agency/record keeping fees payable	9,628	9,508
Custody fees payable	7,798	8,898
Investment advisory fees payable	329	330
Accrued expenses and other payables	26,188	25,897

Total Liabilities	19,707,174	27,883,402

NET ASSETS	$125,428,244	$128,300,605

Investments, at cost	$111,793,488	$114,796,578

(a)	Including $18,129,678 and $26,634,925 of securities loaned for the Munder S&P® MidCap Index Equity Fund and Munder S&P® SmallCap Index Equity Fund, respectively.

(b)	Cost of $111,793,488 and $113,980,959 for the Munder S&P® MidCap Index Equity Fund and Munder S&P® SmallCap Index Equity Fund, respectively.

(c)	Cost of $0 and $286,619 for the Munder S&P® MidCap Index Equity Fund and Munder S&P® SmallCap Index Equity Fund, respectively.

(d)	Cost of $0 and $529,000 for the Munder S&P® MidCap Index Equity Fund and Munder S&P® SmallCap Index Equity Fund, respectively.

See Notes to Financial Statements.

38

	Munder	Munder
	S&P® MidCap	S&P® SmallCap
	Index Equity	Index Equity
	Fund	Fund

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(14,789)	$(16,176)
Accumulated net realized loss on investments sold	(572,465)	(2,835,253)
Net unrealized appreciation of investments	28,130,032	40,936,694
Paid-in capital	97,885,466	90,215,340

	$125,428,244	$128,300,605

NET ASSETS:
Class K Shares	$103,876,317	$113,630,983

Class Y Shares	$21,551,927	$14,669,622

SHARES OUTSTANDING:
Class K Shares	9,930,540	7,378,867

Class Y Shares	1,791,300	954,391

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$10.46	$15.40

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$12.03	$15.37

See Notes to Financial Statements.

39

The Munder S&P® Index Funds

Statements of Operations, For the Year Ended December 31, 2004

	Munder S&P®	Munder S&P®
	MidCap Index	SmallCap Index
	Equity Fund	Equity Fund

INVESTMENT INCOME:
Interest	$61,355	$30,988
Dividends on securities of unaffiliated issuers(a)	1,377,055	1,236,440
Dividends on securities of affiliated issuer	—	15,138
Securities lending	17,839	39,439

Total Investment Income	1,456,249	1,322,005

EXPENSES:
Shareholder servicing fees:
Class K Shares	253,723	261,930
Investment advisory fees	181,006	174,974
Administration fees	138,777	134,578
Custody fees	84,721	112,104
Transfer agency/record keeping fees	54,531	52,633
Legal and audit fees	53,137	51,633
Trustees’ fees and expenses	26,035	26,232
Other	39,841	33,085

Total Expenses	831,771	847,169

NET INVESTMENT INCOME	624,478	474,836

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions of unaffiliated issuers	3,691,218	5,345,839
Security transactions of affiliated issuer	—	(568)
Futures contracts	108,176	140,379
Net change in unrealized appreciation/(depreciation) of:
Securities	13,554,177	17,503,303
Futures contracts	(19,963)	(7,432)

Net realized and unrealized gain on investments	17,333,608	22,981,521

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,958,086	$23,456,357

(a)	Net of dividend taxes withheld of $490 on the Munder S&P® SmallCap Index Equity Fund.

See Notes to Financial Statements.

40

The Munder S&P® Index Funds

Statements of Changes in Net Assets

	Munder S&P® MidCap
	Index Equity Fund

	Year Ended	Year Ended
	December 31, 2004	December 31, 2003

Net investment income	$624,478	$391,544
Net realized gains from security transactions and futures contracts	3,799,394	631,946
Net change in unrealized appreciation/(depreciation) of securities and futures contracts	13,534,214	21,488,208

Net increase in net assets resulting from operations	17,958,086	22,511,698
Dividends to shareholders from net investment income:
Class K Shares	(581,477)	(234,781)
Class Y Shares	(151,892)	(73,110)
Distributions to shareholders from net realized gains:
Class K Shares	(2,245,883)	—
Class Y Shares	(452,609)	—
Net increase in net assets from Fund share transactions:
Class K Shares	1,746,641	26,863,054
Class Y Shares	1,527,086	2,906,965

Net increase in net assets	17,799,952	51,973,826
NET ASSETS:
Beginning of year	107,628,292	55,654,466

End of year	$125,428,244	$107,628,292

Undistributed net investment income/ (Accumulated distributions in excess of net investment income)	$(14,789)	$139,642

See Notes to Financial Statements.

41

The Munder S&P® Index Funds

Statements of Changes in Net Assets

	Munder S&P® SmallCap
	Index Equity Fund

	Year Ended	Year Ended
	December 31, 2004	December 31, 2003

Net investment income	$474,836	$149,206
Net realized gains from security transactions and futures contracts	5,485,650	1,531,493
Net change in unrealized appreciation/(depreciation) of securities and futures contracts	17,495,871	25,221,857

Net increase in net assets resulting from operations	23,456,357	26,902,556
Dividends to shareholders from net investment income:
Class K Shares	(368,100)	(125,624)
Class Y Shares	(82,877)	(30,068)
Distributions to shareholders from net realized gains:
Class K Shares	(1,838,222)	—
Class Y Shares	(234,240)	—
Net increase/(decrease) in net assets from Fund share transactions:
Class K Shares	(2,138,573)	12,100,064
Class Y Shares	2,017,487	1,499,422

Net increase in net assets	20,811,832	40,346,350
NET ASSETS:
Beginning of year	107,488,773	67,142,423

End of year	$128,300,605	$107,488,773

Undistributed net investment income/ (Accumulated distributions in excess of net investment income)	$(16,176)	$9,018

See Notes to Financial Statements.

42

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43

The Munder S&P® Index Funds

Statements of Changes in Net Assets — Capital Stock Activity

	Munder S&P® MidCap
	Index Equity Fund

	Year Ended	Year Ended
	December 31, 2004	December 31, 2003

Amount
Class K Shares:
Sold	$27,184,409	$42,984,499
Issued as reinvestment of dividends and distributions	345	—
Redeemed	(25,438,113)	(16,121,445)

Net increase	$1,746,641	$26,863,054

Class Y Shares:
Sold	$5,644,721	$4,619,806
Issued as reinvestment of dividends and distributions	152	36
Redeemed	(4,117,787)	(1,712,877)

Net increase	$1,527,086	$2,906,965

Shares
Class K Shares:
Sold	2,831,294	5,269,721
Issued as reinvestment of dividends and distributions	33	—
Redeemed	(2,583,316)	(2,063,623)

Net increase	248,011	3,206,098

Class Y Shares:
Sold	502,650	497,704
Issued as reinvestment of dividends and distributions	13	4
Redeemed	(367,075)	(188,072)

Net increase	135,588	309,636

See Notes to Financial Statements.

44

	Munder S&P® SmallCap
	Index Equity Fund

	Year Ended	Year Ended
	December 31, 2004	December 31, 2003

Amount
Class K Shares:
Sold	$19,084,962	$28,936,768
Issued as reinvestment of dividends and distributions	2,059	139
Redeemed	(21,225,594)	(16,836,843)

Net increase/(decrease)	$(2,138,573)	$12,100,064

Class Y Shares:
Sold	$4,789,932	$4,075,124
Issued as reinvestment of dividends and distributions	—	—
Redeemed	(2,772,445)	(2,575,702)

Net increase	$2,017,487	$1,499,422

Shares
Class K Shares:
Sold	1,405,137	2,593,895
Issued as reinvestment of dividends and distributions	135	15
Redeemed	(1,544,599)	(1,545,268)

Net increase/(decrease)	(139,327)	1,048,642

Class Y Shares:
Sold	345,374	360,150
Issued as reinvestment of dividends and distributions	—	—
Redeemed	(201,988)	(230,520)

Net increase	143,386	129,630

See Notes to Financial Statements.

45

Munder S&P® MidCap Index Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	K Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	12/31/04	12/31/03	12/31/02	12/31/01	12/31/00

Net asset value, beginning of period	$9.29	$6.94	$8.21	$8.50	$9.00

Income/(loss) from investment operations:
Net investment income	0.05	0.04	0.05	0.08	0.11
Net realized and unrealized gain/(loss) on investments	1.40	2.34	(1.27)	(0.24)	1.36

Total from investment operations	1.45	2.38	(1.22)	(0.16)	1.47

Less distributions:
Dividends from net investment income	(0.06)	(0.03)	(0.05)	(0.07)	(0.12)
Distributions from net realized capital gains	(0.22)	—	—	(0.06)	(1.85)

Total distributions	(0.28)	(0.03)	(0.05)	(0.13)	(1.97)

Net asset value, end of period	$10.46	$9.29	$6.94	$8.21	$8.50

Total return(b)	15.66%	34.45%	(14.96)%	(1.57)%	17.35%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$103,876	$89,945	$44,928	$21,180	$3,015
Ratio of operating expenses to average net assets	0.73%	0.74%	0.59%	0.43%	0.43%
Ratio of net investment income to average net assets	0.48%	0.50%	0.60%	1.00%	1.11%
Portfolio turnover rate	24%	7%	28%	22%	86%
Ratio of operating expenses to average net assets without expense waivers and reimbursements	0.73%	0.74%	0.77%	0.99%	1.08%

(a)	The Munder S&P® MidCap Index Equity Fund Class K Shares and Class Y Shares commenced operations on November 4, 1999 and February 13, 1998, respectively.

(b)	Total return represents aggregate total return for the period indicated.

See Notes to Financial Statements.

46

Y Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
12/31/04	12/31/03	12/31/02	12/31/01	12/31/00

$10.68	$7.97	$9.43	$9.74	$10.29

0.08	0.06	0.08	0.11	0.15
1.62	2.70	(1.47)	(0.26)	1.56

1.70	2.76	(1.39)	(0.15)	1.71

(0.09)	(0.05)	(0.07)	(0.09)	(0.14)
(0.26)	—	—	(0.07)	(2.12)

(0.35)	(0.05)	(0.07)	(0.16)	(2.26)

$12.03	$10.68	$7.97	$9.43	$9.74

15.94%	34.82%	(14.86)%	(1.29)%	17.74%

$21,552	$17,683	$10,727	$9,424	$8,141
0.48%	0.49%	0.34%	0.18%	0.18%
0.73%	0.75%	0.85%	1.25%	1.36%
24%	7%	28%	22%	86%
0.48%	0.49%	0.52%	0.81%	0.83%

See Notes to Financial Statements.

47

Munder S&P® SmallCap Index Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	K Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	12/31/04	12/31/03	12/31/02	12/31/01	12/31/00

Net asset value, beginning of period	$12.91	$9.39	$11.10	$10.96	$10.90

Income/(loss) from investment operations:
Net investment income	0.05	0.02	0.04	0.05	0.04
Net realized and unrealized gain/(loss) on investments	2.74	3.52	(1.71)	0.53	1.05

Total from investment operations	2.79	3.54	(1.67)	0.58	1.09

Less distributions:
Dividends from net investment income	(0.05)	(0.02)	(0.04)	(0.04)	(0.04)
Distributions from net realized gains	(0.25)	—	—	(0.40)	(0.99)

Total distributions	(0.30)	(0.02)	(0.04)	(0.44)	(1.03)

Net asset value, end of period	$15.40	$12.91	$9.39	$11.10	$10.96

Total return(b)	21.62%	37.76%	(15.07)%	6.26%	10.55%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$113,631	$97,034	$60,751	$81,407	$68,263
Ratio of operating expenses to average net assets	0.75%	0.79%	0.52%	0.43%	0.43%
Ratio of net investment income to average net assets	0.38%	0.16%	0.34%	0.49%	0.37%
Portfolio turnover rate	19%	13%	12%	23%	101%
Ratio of operating expenses to average net assets without expense waivers and reimbursements	0.75%	0.79%	0.68%	0.69%	0.82%

(a)	The Munder S&P® SmallCap Index Equity Fund Class K Shares and Class Y Shares commenced operations on November 4, 1999, and August 7, 1997, respectively.

(b)	Total return represents aggregate total return for the period indicated.

See Notes to Financial Statements.

48

Y Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
12/31/04	12/31/03	12/31/02	12/31/01	12/31/00

$12.89	$9.38	$11.08	$10.94	$10.91

0.09	0.05	0.06	0.08	0.09
2.73	3.50	(1.69)	0.52	1.00

2.82	3.55	(1.63)	0.60	1.09

(0.09)	(0.04)	(0.07)	(0.06)	(0.07)
(0.25)	—	—	(0.40)	(0.99)

(0.34)	(0.04)	(0.07)	(0.46)	(1.06)

$15.37	$12.89	$9.38	$11.08	$10.94

21.96%	38.04%	(14.80)%	6.45%	10.58%

$14,670	$10,455	$6,391	$8,136	$9,181
0.50%	0.54%	0.27%	0.18%	0.18%
0.63%	0.41%	0.59%	0.74%	0.62%
19%	13%	12%	23%	101%
0.50%	0.54%	0.43%	0.45%	0.57%

See Notes to Financial Statements.

49

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50

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2004

1. Organization

    As of December 31, 2004, the Munder Funds consisted of 30 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the following series of MST: Munder S&P® MidCap Index Equity Fund and Munder S&P® SmallCap Index Equity Fund (each, a “Fund” and collectively, the “S&P® Index Funds”). Financial statements of the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. Each Fund is classified as a diversified management investment company under the 1940 Act. The goal of the Munder S&P® MidCap Index Equity Fund is to provide performance and income that is comparable to the Standard & Poor’s MidCap 400® Index (“S&P MidCap 400®”). The S&P MidCap 400® is a capitalization-weighted index that measures the performance of the mid-capitalization sector of the U.S. stock market. The goal of the Munder S&P® SmallCap Index Equity Fund is to provide performance and income that is comparable to the Standard & Poor’s SmallCap 600® Index (“S&P SmallCap 600®”). The S&P SmallCap 600® is a capitalization-weighted index that measures the performance of the small-capitalization sector of the U.S. stock market. Each Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    Each of the S&P® Index Funds offers two classes of shares — Class K and Class Y Shares. Class K and Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a contingent deferred sales charge. Both classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of

51

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2004 (continued)

significant accounting policies followed by each Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including financial futures contracts, are generally valued at the last quoted sales price on the primary market or exchange where such securities are traded or the official close price of such exchange. Securities and assets for which current market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. In certain circumstances, however, securities held by the Funds may be valued using the last reported market quotation, if using such market quotation will not materially affect the Fund’s net asset value. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or prices of comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Futures Contracts: Each Fund used futures contracts for the purpose of hedging against changes in the value of the portfolio securities held and in the value of the securities it intended to purchase, or in order to maintain liquidity. Upon entering into a futures contract, a Fund is required to deposit with the broker, or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized appreciation/ (depreciation) of futures contracts. A Fund recognizes a realized gain or loss from futures contracts when the contract is closed.

    There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

    Repurchase Agreements: Each repurchase agreement entered into by each Fund provides that the seller must transfer to each Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest,

52

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2004 (continued)

and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, each Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to each Fund in the event each Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which each Fund seeks to assert its rights.

    Loans of Portfolio Securities: Each Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. Each Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. Each Fund also continues to receive the equivalent of the interest or dividends paid on the loaned securities. Each Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. General expenses of the Munder Funds are allocated to each Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of each Fund are then prorated among the share classes, as applicable, based on the relative average net assets of each class.

    Short-Term Trading (Redemption) Fees: For purchases of shares of each Fund made after November 15, 2004, a short-term trading fee of 2% may be assessed on redemptions made within 60 days of purchase. The fee, which is retained by each Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly (if available) by each Fund. Each

53

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2004 (continued)

Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”), through its World Asset Management division, is entitled to receive from each Fund a fee, computed and payable daily, based on the average daily net assets of each Fund, at the following annual rates:

Fees on Average
Daily Net Assets

Munder S&P® MidCap Index Equity Fund	0.15%
Munder S&P® SmallCap Index Equity Fund	0.15%

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from each S&P® Index Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of each Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    In addition, beginning August 10, 2004, the Advisor is entitled to receive from each Fund an annual financial reporting fee in the amount of $8,000.

    Prior to June 1, 2004, the Advisor’s administration fee for the S&P® Index Funds was based on the aggregate average daily net assets the S&P® Index

54

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2004 (continued)

Funds, the Munder Institutional Government Money Market Fund and the Munder Institutional Money Market Fund under the following fee schedule:

Aggregate Net Assets	Annual Fee

First $3 billion	0.0577%
Next $3 billion	0.0557%
Thereafter	0.0532%

    The remaining portfolios of MST, MFFT and @Vantage were subject to a different fee schedule based on their aggregate net assets.

    For the year ended December 31, 2004, the Advisor earned $138,777 and $134,578 before payment of sub-administration fees and $93,335 and $90,417 after payment of sub-administration fees for its administrative services to the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund, respectively. During the year ended December 31, 2004, the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund paid an annual effective rate of 0.1149% and 0.1153%, respectively, for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (86% on a fully diluted basis) as of December 31, 2004. Comerica Bank provides certain sub-transfer agency and related services to each Fund. As compensation for the sub-transfer agency and related services provided to each Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of each Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $12,239 and $11,759 for its sub-transfer agency and other related services provided to the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund, respectively, for the year ended December 31, 2004.

    Each Trustee of MST and MFFT is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of MST and MFFT was paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman and nominee for Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out of- pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of @Vantage was paid an annual retainer of $4,000 for services provided as a Board member, plus out-of-pocket expenses

55

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2004 (continued)

related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Munder Funds have a Distribution and Service Plan (the “Plan”) with respect to Class K Shares. Under the Plan, service fees are collected from each Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services to their customers that invest in Class K Shares. The maximum rate, as a percentage of average daily net assets, payable under the Plan is 0.25% on Class K Shares. No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the S&P® Index Funds under the Plan. For shareholder services provided to Class K shareholders for the year ended December 31, 2004, the Munder S&P® MidCap Index Equity Fund paid $0 to Comerica Securities and $253,723 to Comerica Bank and the Munder S&P® SmallCap Index Equity Fund paid $0 to Comerica Securities and $261,930 to Comerica Bank.

5. Securities Transactions

    For the year ended December 31, 2004, cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were as follows:

	Purchases	Sales

Munder S&P® MidCap Index Equity Fund	$28,174,476	$28,378,700
Munder S&P® SmallCap Index Equity Fund	21,484,633	22,553,560

56

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2004 (continued)

    At December 31, 2004, aggregate cost for Federal income tax purposes, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost, aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value, and net unrealized appreciation for Federal income tax purposes were as follows:

		Unrealized	Unrealized	Net Unrealized
	Aggregate Cost	Appreciation	Depreciation	Appreciation
	For Federal	For Federal	For Federal	For Federal
	Income Tax	Income Tax	Income Tax	Income Tax
	Purposes	Purposes	Purposes	Purposes

Munder S&P® MidCap Index Equity Fund	$112,682,529	$30,477,014	$3,276,552	$27,200,462
Munder S&P® SmallCap Index Equity Fund	117,565,727	44,651,855	6,488,097	38,163,758

    At December 31, 2004, the S&P® Index Funds had the following open financial futures contracts:

		Notional	Market
	Number of	Value of	Value of	Unrealized
	Contracts	Contracts	Contracts	Appreciation

Munder S&P® MidCap Index Equity Fund:
S&P® 400 Index, March 2005 (long position)	15	$4,949,596	$4,990,125	$40,529
Munder S&P® SmallCap Index Equity Fund:
Russell 2000 Index, March 2005 (long position)	2	650,163	653,950	3,787

6. Revolving Line of Credit

    Effective December 15, 2004, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the S&P® Index Funds, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of each S&P® Index Fund for which a loan is extended. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 14, 2005 on the daily amount of the unused commitment. During the year ended December 31, 2004, neither S&P® Index Fund utilized the revolving line of credit. For the year ended December 31, 2004, total commitment fees incurred by the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund were $1,674 and $1,663, respectively.

57

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2004 (continued)

7. Indemnification Obligations

    Each Fund has a variety of indemnification obligations under contracts with its service providers. Each Fund’s maximum exposure under these arrangements is unknown. However, the S&P® Index Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of certain expenses and income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by a Fund as a whole. A Fund may also utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends received deduction for income tax purposes.

    As determined on December 31, 2004, permanent differences resulting primarily from different book and tax accounting for return of capital and capital gain distributions from real estate investment trusts and distribution redesignations were reclassified at year end. These reclassifications had no effect on net investment income, net assets or net asset value per share.

    The tax character of distributions paid to shareholders during the years ended December 31, 2004 and December 31, 2003 was as follows:

	Year Ended			Year Ended
	December 31, 2004			December 31, 2003

	Ordinary	Long-Term		Ordinary
	Income	Capital Gain	Total	Income

Munder S&P® MidCap Index Equity Fund	$733,369	$2,698,492	$3,431,861	$307,891
Munder S&P® SmallCap Index Equity Fund	434,605	2,088,834	2,523,439	155,692

58

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2004 (continued)

    At December 31, 2004, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Post October	Unrealized
	Ordinary	Loss/Undistributed	Appreciation/
	Income	Capital Gains	(Depreciation)	Total

Munder S&P® MidCap Index Equity Fund	$540,717	$(183,612)	$27,200,462	$27,557,567
Munder S&P® SmallCap Index Equity Fund	—	(62,317)	38,163,758	38,101,441

    The differences between book and tax distributable earnings are primarily due to wash sales, return of capital dividend payments and deferred trustees’ fees.

    Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Munder S&P® MidCap Index Equity Fund and Munder S&P® SmallCap Index Equity Fund have respectively elected to defer net capital and currency losses arising between November 1, 2004 and December 31, 2004 in the amount of $295,932 and $66,297.

    The Munder S&P® MidCap Index Equity Fund and Munder S&P® SmallCap Index Equity Fund utilized capital loss carryforwards during the year ended December 31, 2004, of $618,493 and $3,852,816.

9. Tax Information (Unaudited)

    One hundred percent of the dividends distributed by the Funds during the year ended December 31, 2004 qualify for the dividends received deduction for corporate shareholders.

    One hundred percent of ordinary dividends distributed by the Funds during the year ended December 31, 2004 are also considered qualified dividend income eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual’s tax bracket.

    For the year ended December 31, 2004, the amounts of long-term capital gain distributions designated by the funds are noted below:

Fund	Amount

Munder S&P® MidCap Index Equity Fund	$2,698,492
Munder S&P® SmallCap Index Equity Fund	$2,088,834

59

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2004 (continued)

10. Subsequent Event

    Pursuant to a Supplement dated February 3, 2005, to the Fund’s Prospectus dated April 30, 2004, the following disclosure was added to the Shareholder Guide in the Fund’s Prospectus under the heading “Purchase Information — Policies for Purchasing Shares — Investment Minimums (Class Y Shares)”: Investment minimums do not apply to purchases made through certain retirement plans and certain programs approved by the Fund in which you pay an asset-based fee for advisory, administrative and/or brokerage services.

11. Quarterly Portfolio Schedule (Unaudited)

    Each Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. Each Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list of the Fund’s portfolio holdings is available on our website, http://www.munder.com.

12. Proxy Voting Policies and Procedures (Unaudited)

    A description of the policies and procedures that the S&P® Index Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

13. Proxy Voting Record (Unaudited)

    Each Fund has filed with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2004. Form N-PX must be filed by each Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

60

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2004 (continued)

14. Trustees and Executive Officers (Unaudited)

    Information about the Trustees and Executive Officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are set forth in the table below. A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee(3)	Held by Trustee

Non-Interested Trustees

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee and Chairman	Indefinite since 2/93; Chairman since 11/04	Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (since 10/97).	30	Fieldstone Investment Corporation (since 11/03).

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee and Vice Chairman	Indefinite since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/ real estate/ manufacturing company) (since 1991).	30	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 68	Trustee	Indefinite since 5/93	Professor of Finance, University of Michigan-Business School (since 8/66).	30	None

61

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2004 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee(3)	Held by Trustee

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 66	Trustee	Indefinite since 11/89	Vice President, Macomb College (since 7/01); Dean, Macomb College (since 9/97).	30	None

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 56	Trustee	Indefinite since 2/03	President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (since 10/04); President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (1/03 to 8/04); Governor of the State of Michigan (1/91 to 1/03).	30	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03).

62

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2004 (continued)

Number of
Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee(3)	Held by Trustee

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	Trustee	Indefinite since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03); Professor with Tenure and Chairman of Radiation Oncology of Wayne State University School of Medicine (3/91 to 3/99).	30	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04).

63

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2004 (continued)

Number of
Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee(3)	Held by Trustee

Interested Trustee

Michael T. Monahan(4) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 66	Trustee	since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99); Chairman of Munder Capital Management (investment advisor) (10/99 to 12/00); Chairman and Chief Executive Officer of Munder Capital Management (10/99 to 12/99); President of Comerica Incorporated (bank holding company) (6/92 to 6/99).	30	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	As of December 31, 2004.

(4)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica, the indirect parent company of Munder Capital Management, the Fund’s advisor. Mr. Monahan also receives retirement and health benefits from Comerica.

64

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2004 (continued)

Term of
	Position(s) with	Office(1) and
	the Munder	Length of
Name, Address and Age	Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Officers

Enrique Chang 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 42	President & Principal Executive Officer	through 2/06; since 8/04	President, Chief Operating Officer and Chief Investment Officer of Munder Capital Management (8/04 to present); President and Chief Investment Officer of Munder Capital Management (1/02-8/04); Chief Investment Officer-Equity of Munder Capital Management (5/00-1/02); Chief Investment Officer of Vantage Global Advisors (investment advisor) (11/97-5/00).
Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 46	Vice President, Secretary, Chief Legal Officer & Chief Compliance Officer	through 2/06; since 8/00	General Counsel of Munder Capital Management (investment advisor) (since 7/00); Deputy General Counsel of Strong Capital Management, Inc. (investment advisor) (12/92 to 7/00).

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 38	Vice President & Principal Financial Officer	through 2/06; since 2/01	Chief Administrative Officer of Munder Capital Management (investment advisor) (since 5/00); Associate of Heartland Industrial Partners (a private equity group) (10/99 to 5/00); Sr. Portfolio Manager of Munder Capital Management (1/98 to 10/99).

Cherie N. Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 36	Treasurer & Principal Accounting Officer	through 2/06; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01); Manager, Audit and Business Advisory Practice, Arthur Andersen LLP (5/95 to 9/99).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

65

Report of Independent Registered Public Accounting Firm

To the Shareholders of the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund and Board of Directors of Munder Series Trust

We have audited the accompanying statements of assets and liabilities of the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund (two of the portfolios constituting Munder Series Trust) (collectively, the Funds), including the portfolios of investments, as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund of Munder Series Trust at December 31, 2004, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 11, 2005

66

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67

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Compliance
Officer and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR

World Asset Management,
a division of Munder Capital Management
255 East Brown Street
Birmingham, MI 48009
ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNINDX1204

ANNUAL REPORT
December 31, 2004
Munder Institutional Money Market Fund
Class K & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS

    Both the bond and stock market posted positive performance for the year ended December 31, 2004. The Lehman Brothers Aggregate Bond Index generated a 4.34% return for 2004, with the strongest returns coming from the corporate sector of the bond market. Within the corporate sector, there was an inverse relationship between quality and performance. AAA-rated securities had a 3.27% return for the year, compared to the 6.25% return for BBB-rated securities. The U.S. Treasury bill, a proxy for money market performance, had a 1.33% return for the year.

    The S&P 500® Index posted a 10.88% return for the year ended December 31. Historically, rallies have tended to be sharp and swift, and that was the case during 2004. During the last three months of the year, when the S&P 500® Index rose by close to 100 points, ten days of double-digit point gains were interspersed with six days of double-digit point declines.

    The swift changes in the financial markets during the past year are a reminder of the importance of following a long-term investment strategy based on specific investment objectives. Changes in that strategy should be driven by changes in investment objectives, rather than short-term fluctuations in the stock or bond markets.

    The Munder family of mutual funds offers a wide variety of equity, fixed income and money market mutual funds, which can be used to tailor a portfolio to a shareholder’s specific investment goals. Each Fund represents a particular segment of the stock or bond market and adheres to a clearly defined investment discipline.

    On the following pages, you will find information on the Fund covered in this annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

Enrique Chang
President and Principal Executive Officer, The Munder Funds
President, Chief Investment Officer and Chief Operating Officer,
Munder Capital Management

Table of
   Contents

ii	Shareholder Fee Example
iv	Investment Allocation
1	Portfolio of Investments
6	Statement of Assets and Liabilities
7	Statement of Operations
8	Statements of Changes in Net Assets
9	Financial Highlights
11	Notes to Financial Statements
21	Report of Independent Registered Public Accounting Firm

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    Except as otherwise noted, the example below is based on an investment of $1,000 made at the beginning of the six-month period starting July 1, 2004 and ending December 31, 2004.

Actual Expenses

    Except as otherwise noted, the section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your account is an IRA, your expenses may also have included a $10 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

ii

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning		Ending
	Account		Account		Expenses Paid		Annualized
	Value		Value		During Period		Expense
	7/1/04		12/31/04		7/1/04-12/31/04		Ratio

Actual
Class K	$1,000.00	(1)	$1,004.30	(2)	$1.04	(2)	0.37%
Class Y	$1,000.00		$1,007.90		$0.61	(3)	0.12%

Hypothetical
Class K	$1,000.00		$1,023.28		$1.88	(4)	0.37%
Class Y	$1,000.00		$1,024.53		$0.61	(3)	0.12%

(1)	Beginning Account Value is as of 9/20/04, the date on which Class K Shares commenced operations.

(2)	Ending Account Value and Expenses Paid are based on the period from 9/20/04-12/31/04. Therefore, expenses are calculated by multiplying the annualized expense ratio for Class K Shares by the average account balance over the period from 9/20/04-12/31/04 and multiplying that number by 103/366 (to reflect the portion of the period that Class K Shares were in existence).

(3)	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above by the average account value over the period and multiplying that number by 184/366 (to reflect the one-half year period).

(4)	Expenses Paid were calculated as if the class had been in existence during the entire period.

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

iii

Munder Institutional Money Market Fund

Investment Allocation, December 31, 2004 (Unaudited)

    Fund holdings are subject to change and percentages shown below are based on total net assets as of December 31, 2004. The following pie chart illustrates the allocation of the Fund’s investments. A complete list of holdings as of December 31, 2004 is contained in the Portfolio of Investments, which begins on the following page. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain updated holdings by calling (800) 438-5789.

iv

Munder Institutional Money Market Fund

Portfolio of Investments, December 31, 2004

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

CERTIFICATES OF DEPOSIT — 16.6%
Yankee Securities — 16.6%
$25,000,000	Abbey National Treasury Services PLC 1.395% due 02/02/2005	A-1	P-1	$24,999,671
25,000,000	Barclays Bank PLC 1.190% due 03/22/2005	A-1+	P-1	24,999,177
20,000,000	Calyon North America, Inc. 2.300% due 10/18/2005	A-1+	P-1	20,000,000
25,000,000	Fortis Bank 2.261% due 01/06/2006	A-1+	P-1	24,991,829
25,000,000	Rabobank Nederland 1.925% due 05/13/2005	A-1+	P-1	24,998,202
25,000,000	Societe Generale 1.450% due 04/15/2005	A-1+	P-1	24,999,644
15,000,000	Westdeutsche Landesbank Girozentrale 2.800% due 11/23/2005	A-1+	P-1	15,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost $159,988,523)				159,988,523

COMMERCIAL PAPER — 52.3%
Domestic Securities — 49.7%
25,000,000	Anz National International LTD 2.300% due 02/28/2005†	A-1+	P-1	24,907,361
25,000,000	Beta Finance, Inc. 1.930% due 01/21/2005†	A-1+	P-1	24,973,195
25,000,000	CIT Group, Inc. 2.250% due 02/03/2005†	A-1	P-1	24,948,438
25,000,000	CRC Funding LLC 2.050% due 01/06/2005†	A-1+	P-1	24,992,882
25,000,000	Falcon Asset Securitization Corporation 2.280% due 01/18/2005†	A-1	P-1	24,973,083
25,000,000	Fcar Owner Trust 2.130% due 02/02/2005†	A-1+	P-1	24,952,667
	Galaxy Funding, Inc.:
15,000,000	2.280% due 02/25/2005†	A-1+	P-1	14,947,750
10,000,000	2.290% due 02/15/2005†	A-1+	P-1	9,971,375

See Notes to Financial Statements.

1

Munder Institutional Money Market Fund

Portfolio of Investments, December 31, 2004 (continued)

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

COMMERCIAL PAPER (Continued)
Domestic Securities (Continued)
$25,000,000	General Electric Capital Services, Inc. 2.370% due 02/24/2005†	A-1+	P-1	$24,911,125
25,000,000	HBOS Treasury Services PLC 1.910% due 01/24/2005†	A-1+	P-1	24,969,493
25,000,000	ING U.S. Funding LLC 1.970% due 01/14/2005†	A-1+	P-1	24,982,215
25,000,000	International Lease Finance Corporation 2.240% due 02/16/2005†	A-1+	P-1	24,928,444
25,000,000	Jupiter Securitization Corporation 2.280% due 01/28/2005†	A-1	P-1	24,957,250
25,000,000	Mane Funding Corporation 2.270% due 02/22/2005†	A-1+	P-1	24,918,028
25,000,000	Moat Funding LLC 1.980% due 03/07/2005†	A-1+	P-1	24,910,625
25,000,000	National Rural Utilities Cooperative Finance Corporation 2.210% due 01/06/2005†	A-1	P-1	24,992,326
30,000,000	New Center Asset Trust 2.250% due 01/03/2005†	A-1+	P-1	29,996,250
25,000,000	Park Avenue Receivables Corporation 2.340% due 01/24/2005†	A-1	P-1	24,962,625
25,000,000	Preferred Receivables Funding Corporation 2.220% due 01/04/2005†	A-1	P-1	24,995,375
25,000,000	Ranger Funding Company LLC 2.350% due 02/02/2005†	A-1+	P-1	24,947,778

				479,138,285

See Notes to Financial Statements.

2

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

Yankee Securities — 2.6%
$25,000,000	Skandinaviska Enskilda Banken AB 2.260% due 02/18/2005†	A-1	P-1	$24,924,667

TOTAL COMMERCIAL PAPER
(Cost $504,062,952)				504,062,952

CORPORATE BONDS AND NOTES — 13.0%
25,000,000	CC USA, Inc., MTN, 144A 2.358% due 07/25/2005††, *	A-1+	P-1	24,998,592
25,000,000	Fifth Third Bancorp, 144A 2.375% due 11/23/2005††, *	A-1+	P-1	25,000,000
25,000,000	K2 USA LLC, MTN, 144A 2.011% due 06/08/2005††, *	A-1+	P-1	25,000,000
25,000,000	Merrill Lynch & Company, Inc., MTN 2.320% due 02/23/2005††	A-1	P-1	25,000,000
25,000,000	Sigma Finance, Inc., MTN, 144A 2.350% due 09/21/2005††, *	A-1+	P-1	24,996,397

TOTAL CORPORATE BONDS AND NOTES
(Cost $124,994,989)				124,994,989

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.2%
	Federal National Mortgage Association (FNMA):
25,000,000	2.350% due 02/18/2005††	AAA	Aaa	24,999,608
25,000,000	2.479% due 03/23/2005†	AAA	Aaa	24,862,187

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $49,861,795)				49,861,795

See Notes to Financial Statements.

3

Munder Institutional Money Market Fund

Portfolio of Investments, December 31, 2004 (continued)

Principal
Amount		Value

REPURCHASE AGREEMENTS — 12.9%
$39,504,177	Agreement with Lehman Brothers Holdings, Inc., 1.55% dated 12/31/2004, to be repurchased at $39,509,279 on 01/03/05 collateralized by $46,366,010 U.S. Treasury Strips, 2.679%-3.367% having maturities 02/15/2006-02/15/2026† (value of $40,294,831)	$39,504,177
25,000,000	Agreement with Merrill Lynch & Company, Inc., 2.25% dated 12/31/2004, to be repurchased at $25,004,688 on 01/03/2005, collateralized by $86,015,000 FHLMC 6.500% maturing 08/01/2032 (value $14,535,048) and $16,864,030 FNMA 5.000% maturing 06/01/2018 (value $11,214,978)	25,000,000
60,000,000	Agreement with Salomon Brothers Holdings, Inc., 2.28% dated 12/31/2004, to be repurchased at $60,011,400 on 01/03/2005, collateralized by $35,933,275 FNMA 4.420%-4.500% having maturities from 08/01/2018-11/01/2033 (value $30,451,710) and collateralized by $33,593,621 FMAC 5.000%-5.500% having maturities from 11/01/2018-1/01/2019 (value $29,653,967)	60,000,000

See Notes to Financial Statements.

4

Principal
Amount	Value

TOTAL REPURCHASE AGREEMENTS
(Cost $124,504,177)	$124,504,177

TOTAL INVESTMENTS
(Cost $963,412,436)	100.0%	963,412,436
OTHER ASSETS AND LIABILITIES (Net)	0.0 #	(108,250)

NET ASSETS	100.0%	$963,304,186

†	Rate represents annualized yield at date of purchase.

††	Variable rate security. The interest rate shown reflects rate currently in effect.

*	Security exempt from registration under Rule 144A of the Securities Act of 1933 and has been deemed liquid. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

#	Amount represents less than 0.1% of net assets.

ABBREVIATIONS:
FHLMC  — Federal Home Loan Mortgage Corporation
FMAC   — Federal Mortgage Association Corporation
MTN    — Medium Term Note

See Notes to Financial Statements.

5

Munder Institutional Money Market Fund

Statement of Assets and Liabilities, December 31, 2004

ASSETS:
Investments, at value
See accompanying schedules:
Securities	$838,908,259
Repurchase agreements	124,504,177

Total Investments	963,412,436
Interest receivable	1,480,159
Receivable from Investment Advisor	173,770
Prepaid expenses and other assets	69,460

Total Assets	965,135,825

LIABILITIES:
Dividends payable	1,453,876
Investment advisory fees payable	125,642
Administration fees payable	84,146
Transfer agency/record keeping fees payable	83,111
Custody fees payable	32,210
Trustees’ fees and expenses payable	14,475
Shareholder servicing fees payable — Class K Shares	2,065
Accrued expenses and other payables	36,114

Total Liabilities	1,831,639

NET ASSETS	$963,304,186

Investments, at cost	$963,412,436

NET ASSETS consist of:
Undistributed net investment income	$5,163
Paid-in capital	963,299,023

$963,304,186

NET ASSETS:
Class K Shares	$11,662,542

Class Y Shares	$951,641,644

SHARES OUTSTANDING:
Class K Shares	11,662,541

Class Y Shares	951,635,900

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$1.00

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$1.00

See Notes to Financial Statements.

6

Munder Institutional Money Market Fund

Statement of Operations, For the Year Ended December 31, 2004

INVESTMENT INCOME:
Interest	$15,133,867

EXPENSES:
Shareholder servicing fees:
Class K Shares	6,804
Investment advisory fees	2,172,951
Administration fees	876,025
Transfer agency/record keeping fees	451,745
Custody fees	162,652
Legal and audit fees	71,767
Trustees’ fees and expenses	28,490
Printing and mailing fees	21,830
Registration and filing fees	223
Other	127,664

Total Expenses	3,920,151
Fees waived and expenses reimbursed by Investment Advisor	(2,589,771)

Net Expenses	1,330,380

NET INVESTMENT INCOME	13,803,487

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,803,487

See Notes to Financial Statements.

7

Munder Institutional Money Market Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2004(a)	December 31, 2003

Net investment income	$13,803,487	$13,247,505
Net realized gain on investments sold	—	43

Net increase in net assets resulting from operations	13,803,487	13,247,548
Dividends to shareholders from net investment income:
Class K Shares	(43,954)	—
Class Y Shares	(13,759,533)	(13,247,505)
Net increase/(decrease) in net assets from Fund share transactions:
Class K Shares	11,662,541	—
Class Y Shares	(55,018,479)	(216,719,971)

Net decrease in net assets	(43,355,938)	(216,719,928)
NET ASSETS:
Beginning of year	1,006,660,124	1,223,380,052

End of year	$963,304,186	$1,006,660,124

Undistributed net investment income	$5,163	$5,163

Capital Stock Activity(b):
Class K Shares:
Sold	$43,424,579	$—
Issued as reinvestment of dividends	43,954	—
Redeemed	(31,805,992)	—

Net increase	$11,662,541	$—

Class Y Shares:
Sold	$2,905,951,719	$2,809,183,901
Issued as reinvestment of dividends	2,715,672	1,941,870
Redeemed	(2,963,685,870)	(3,027,845,742)

Net decrease	$(55,018,479)	$(216,719,971)

(a)	The Munder Institutional Money Market Fund Class K Shares commenced operations on September 20, 2004.

(b)	Since the Funds have sold, issued as reinvestment of dividends, and redeemed shares only at the constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

See Notes to Financial Statements.

8

Munder Institutional Money Market Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

			Y Shares
	K Shares
			Year	Year	Year	Year	Year
	Period		Ended	Ended	Ended	Ended	Ended
	Ended		12/31/2004	12/31/03	12/31/02	12/31/01	12/31/00
	12/31/200

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.004		0.013	0.011	0.018	0.041	0.062

Total from investment operations	0.004		0.013	0.011	0.018	0.041	0.062

Less distributions:
Dividends from net investment income	(0.004)		(0.013)	(0.011)	(0.018)	(0.041)	(0.062)

Total distributions	(0.004)		(0.013)	(0.011)	(0.018)	(0.041)	(0.062)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(b)	0.43%		1.28%	1.12%	1.79%	4.20%	6.44%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$11,663		$951,642	$1,006,660	$1,223,380	$553,773	$155,191
Ratio of operating expenses to average net assets	0.37	%(c)	0.12%	0.12%	0.12%	0.12%	0.18%
Ratio of net investment income to average net assets	1.62	%(c)(d)	1.27%	1.11%	1.74%	3.63%	6.26%
Ratio of operating expenses to average net assets without expense waivers and reimbursements	0.61	%(c)	0.36%	0.33%	0.31%	0.33%	0.31%

(a)	The Munder Institutional Money Market Fund Class K and Class Y Shares commenced operations on September 20, 2004 and January 4, 1999, respectively.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Annualized.

(d)	Ratio of net investment income to average net assets varies by class in amounts other than the differing 12b-1 fees due to the mid-period commencement of Class K Shares.

See Notes to Financial Statements.

9

[This Page Intentionally Left Blank]

10

Munder Institutional Money Market Fund

Notes to Financial Statements, December 31, 2004

1. Organization

    As of December 31, 2004, the Munder Funds consisted of 30 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Institutional Money Market Fund (the “Fund”) a series of MST. Financial statements of the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 2 classes of shares — Class K and Class Y Shares. Class K and Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a contingent deferred sales charge (CDSC). Both classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest,

11

Munder Institutional Money Market Fund

Notes to Financial Statements, December 31, 2004 (continued)

and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or to use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated between the share classes based on their relative average net assets.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.20% of its average daily net assets.

    The Advisor voluntarily waived fees and reimbursed certain expenses of the Fund in the amounts of $850,526 and $1,739,245, respectively for the year ended December 31, 2004.

12

Munder Institutional Money Market Fund

Notes to Financial Statements, December 31, 2004 (continued)

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    In addition, beginning August 10, 2004, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    Prior to June 1, 2004, the Advisor’s administration fee for the Fund was based on the aggregate average daily net assets of the Fund, the Munder Institutional Government Money Market Fund, the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund under the following fee schedule:

Aggregate Net Assets	Annual Fee

First $3 billion	0.0577%
Next $3 billion	0.0557%
Thereafter	0.0532%

    The remaining portfolios of MST, MFFT and @Vantage were subject to a different fee schedule based on their aggregate net assets.

    For the year ended December 31, 2004, the Advisor earned $876,025 before payment of sub-administration fees and $604,938 after payment of sub-administration fees for its administrative services to the Fund. During the year ended December 31, 2004, the Fund paid an annual effective rate of 0.0801% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (86% on a fully diluted basis) as of December 31, 2004. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to each Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $71,132 for its sub-transfer agency and other related services provided to the Fund for the year ended December 31, 2004.

13

Munder Institutional Money Market Fund

Notes to Financial Statements, December 31, 2004 (continued)

    Each Trustee of MST and MFFT is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of MST and MFFT was paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman and nominee for Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out of-pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of @Vantage was paid an annual retainer of $4,000 for services provided as a Board member, plus out-of-pocket expenses related to a attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The maximum rate, as a percentage of average daily net assets, payable under the Plan is 0.25%.

    Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended December 31, 2004, the Fund paid no fees to Comerica Securities or Comerica Bank for shareholder services provided to Class K shareholders.

14

Munder Institutional Money Market Fund

Notes to Financial Statements, December 31, 2004 (continued)

5. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of certain expenses and income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

    During the years ended December 31, 2004 and December 31, 2003, distributions of $13,803,487 and $13,247,505, respectively, were paid to shareholders from ordinary income on a tax basis.

    At December 31, 2004, the components of distributable earnings on a tax basis consisted of $31,323 of undistributed ordinary income.

    The difference between book and tax distributable earnings is primarily due to deferred trustees’ fees.

    At December 31, 2004, aggregate cost for Federal income tax purposes was $963,412,436.

7. Subsequent Event

    Pursuant to a Supplement dated February 3, 2005, to the Fund’s Prospectus dated April 30, 2004, the following disclosure was added to the Shareholder Guide in the Fund’s Prospectus under the heading “Purchase Information — Policies for Purchasing Shares — Investment Minimums (Class Y Shares)”: Investment minimums do not apply to purchases made through certain retirement plans and certain programs approved by the Fund in which you pay an asset-based fee for advisory, administrative and/or brokerage services.

8. Quarterly Portfolio Schedule (Unaudited)

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q

15

Munder Institutional Money Market Fund

Notes to Financial Statements, December 31, 2004 (continued)

may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list of the Fund’s portfolio holdings is available on our website, http://www.munder.com.

9. Proxy Voting Policies and Procedures (Unaudited)

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

10. Proxy Voting Record (Unaudited)

    The Fund has filed with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2004. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

16

Munder Institutional Money Market Fund

Notes to Financial Statements, December 31, 2004 (continued)

11. Trustees and Executive Officers (Unaudited)

    Information about the Trustees and Executive Officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are set forth in the table below. A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

				Number of
				Portfolios in
		Term of	Principal	Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen by	Other Directorships
	the Funds	Time Served(2)	5 Years	Trustee(3)	Held by Trustee

Non-Interested Trustees

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee and Chairman	Indefinite since 2/93; Chairman since 11/04	Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (since 10/97).	30	Fieldstone Investment Corporation (since 11/03).

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee and Vice Chairman	Indefinite since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/ real estate/ manufacturing company) (since 1991).	30	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 68	Trustee	Indefinite since 5/93	Professor of Finance, University of Michigan – Business School (since 8/66).	30	None

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 66	Trustee	Indefinite since 11/89	Vice President, Macomb College (since 7/01); Dean, Macomb College (since 9/97).	30	None

17

Munder Institutional Money Market Fund

Notes to Financial Statements, December 31, 2004 (continued)

				Number of
				Portfolios in
		Term of	Principal	Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen by	Other Directorships
	the Funds	Time Served(2)	5 Years	Trustee(3)	Held by Trustee

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 56	Trustee	Indefinite since 2/03	President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (since 10/04); President of State and Local Government/ Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (1/03 to 8/04); Governor of the State of Michigan (1/91 to 1/03).	30	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03).

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	Trustee	Indefinite since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03); Professor with Tenure and Chairman of Radiation Oncology of Wayne State University School of Medicine (3/91 to 3/99).	30	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04).

18

Munder Institutional Money Market Fund

Notes to Financial Statements, December 31, 2004 (continued)

Number of
Portfolios in
		Term of	Principal	Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen by	Other Directorships
	the Funds	Time Served(2)	5 Years	Trustee(3)	Held by Trustee

Interested Trustee

Michael T. Monahan(4) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 66	Trustee	since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99); Chairman of Munder Capital Management (investment advisor) (10/99 to 12/00); Chairman and Chief Executive Officer of Munder Capital Management (10/99 to 12/99); President of Comerica Incorporated (bank holding company) (6/92 to 6/99).	30	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	As of December 31, 2004.

(4)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica, the indirect parent company of Munder Capital Management, the Fund’s advisor. Mr. Monahan also receives retirement and health benefits from Comerica.

19

Munder Institutional Money Market Fund

Notes to Financial Statements, December 31, 2004 (continued)

Term of
	Position(s) with	Office(1) and
	the Munder	Length of
Name, Address and Age	Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Officers

Enrique Chang 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 42	President & Principal Executive Officer	through 2/06; since 8/04	President, Chief Operating Officer and Chief Investment Officer of Munder Capital Management (8/04 to present); President and Chief Investment Officer of Munder Capital Management (1/02-8/04); Chief Investment Officer-Equity of Munder Capital Management (5/00-1/02); Chief Investment Officer of Vantage Global Advisors (investment advisor) (11/97-5/00).

Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 46	Vice President, Secretary, Chief Legal Officer & Chief Compliance Officer	through 2/06; since 8/00	General Counsel of Munder Capital Management (investment advisor) (since 7/00); Deputy General Counsel of Strong Capital Management, Inc. (investment advisor) (12/92 to 7/00).

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 38	Vice President & Principal Financial Officer	through 2/06; since 2/01	Chief Administrative Officer of Munder Capital Management (investment advisor) (since 5/00); Associate of Heartland Industrial Partners (a private equity group) (10/99 to 5/00); Sr. Portfolio Manager of Munder Capital Management (1/98 to 10/99).

Cherie N. Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 36	Treasurer & Principal Accounting Officer	through 2/06; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01); Manager, Audit and Business Advisory Practice, Arthur Andersen LLP (5/95 to 9/99).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

20

Report of Independent Registered Public Accounting Firm

To the Shareholders of the Munder Institutional Money Market Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities of the Munder Institutional Money Market Fund (the Fund) (one of the portfolios constituting Munder Series Trust), including the portfolio of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Munder Institutional Money Market Fund of Munder Series Trust, at December 31, 2004, of the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 11, 2005

21

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22

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23

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNINSTYK1204

ANNUAL REPORT
December 31, 2004
Liquidity Money
Market Fund

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    Both the bond and stock market posted positive performance for the year ended December 31, 2004. The Lehman Brothers Aggregate Bond Index generated a 4.34% return for 2004, with the strongest returns coming from the corporate sector of the bond market. Within the corporate sector, there was an inverse relationship between quality and performance. AAA-rated securities had a 3.27% return for the year, compared to the 6.25% return for BBB-rated securities. The U.S. Treasury bill, a proxy for money market performance, had a 1.33% return for the year.

    The S&P 500® Index posted a 10.88% return for the year ended December 31. Historically, rallies have tended to be sharp and swift, and that was the case during 2004. During the last three months of the year, when the S&P 500® Index rose by close to 100 points, ten days of double-digit point gains were interspersed with six days of double-digit point declines.

    The swift changes in the financial markets during the past year are a reminder of the importance of following a long-term investment strategy based on specific investment objectives. Changes in that strategy should be driven by changes in investment objectives, rather than short-term fluctuations in the stock or bond markets.

    The Munder family of mutual funds offers a wide variety of equity, fixed income and money market mutual funds, which can be used to tailor a portfolio to a shareholder’s specific investment goals. Each Fund represents a particular segment of the stock or bond market and adheres to a clearly defined investment discipline.

    On the following pages, you will find information on the Fund covered in this annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

Enrique Chang
President and Principal Executive Officer, The Munder Funds
President, Chief Investment Officer and Chief Operating Officer,
Munder Capital Management

Table of
   Contents

ii	Shareholder Fee Example
iv	Investment Allocation
1	Portfolio of Investments
6	Statement of Assets and Liabilities
7	Statement of Operations
8	Statements of Changes in Net Assets
9	Financial Highlights
11	Notes to Financial Statements
22	Report of Independent Registered Public Accounting Firm

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the six-month period starting July 1, 2004 and ending December 31, 2004.

Actual Expenses

    The first line of the table below entitled “Actual” provides information about actual account values and actual expenses for the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the first line entitled “Actual” under the heading “Expenses Paid During Period.” If your account is an IRA, your expenses may also have included a $10 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The second line of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

ii

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period*
	7/1/04	12/31/04	7/1/04-12/31/04

Actual	$1,000.00	$1,004.52	$3.93
Hypothetical	$1,000.00	$1,021.22	$3.96

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio of 0.78% by the average account value over the period and multiplying that number by 184/366 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

iii

Liquidity Money Market Fund

Investment Allocation, December 31, 2004 (Unaudited)

    Fund holdings are subject to change and percentages shown below are based on total net assets as of December 31, 2004. The following pie chart illustrates the allocation of the Fund’s investments. A complete list of holdings as of December 31, 2004 is contained in the Portfolio of Investments, which begins on the following page.

iv

Liquidity Money Market Fund

Portfolio of Investments, December 31, 2004

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

CERTIFICATES OF DEPOSIT — 13.2%
Yankee Securities — 13.2%
$3,000,000	Abbey National Treasury Services PLC 1.395% due 02/02/2005	A-1	P-1	$2,999,961
3,000,000	Barclays Bank PLC 1.190% due 03/22/2005	A-1+	P-1	2,999,901
3,000,000	Calyon North America, Inc., 2.300% due 10/18/2005	A-1+	P-1	3,000,000
3,000,000	Rabobank Nederland 1.925% due 05/13/2005	A-1+	P-1	2,999,784
3,000,000	Societe Generale 1.450% due 04/15/2005	A-1+	P-1	2,999,957
3,000,000	Westdeutsche Landesbank Girozentrale 2.800% due 11/23/2005	A-1+	P-1	3,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost $17,999,603)				17,999,603

COMMERCIAL PAPER — 43.9%
3,000,000	Bank of America Corporation 2.200% due 01/18/2005†	A-1	P-1	2,996,883
3,000,000	Blue Ridge Asset Funding 2.230% due 02/03/2005†	A-1	P-1	2,993,867
3,000,000	Fcar Owner Trust, Series II 2.130% due 04/04/2005†	A-1	P-1	2,983,493
3,000,000	Fortis Funding LLC 2.350% due 02/16/2005†	A-1+	P-1	2,990,992
3,000,000	Galaxy Funding, Inc. 2.290% due 02/15/2005†	A-1+	P-1	2,991,413
3,000,000	ING U.S. Funding LLC 1.980% due 01/18/2005†	A-1+	P-1	2,997,195
3,000,000	International Lease Finance Corporation 2.240% due 02/16/2005†	A-1+	P-1	2,991,413
3,000,000	Jupiter Securitization Corporation 2.340% due 02/03/2005†	A-1	P-1	2,993,565
3,000,000	K2 USA LLC 2.310% due 02/25/2005†	A-1+	P-1	2,989,413

See Notes to Financial Statements.

1

Liquidity Money Market Fund

Portfolio of Investments, December 31, 2004 (continued)

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

COMMERCIAL PAPER (Continued)
$3,000,000	Lexington Parker Capital Corporation 2.010% due 01/18/2005†	A-1	NR	$2,997,152
3,000,000	Mane Funding Corporation 2.310% due 02/07/2005†	A-1+	P-1	2,992,878
3,000,000	Moat Funding LLC 1.980% due 03/07/2005†	A-1+	P-1	2,989,275
3,000,000	Mont Blanc Capital Corporation 2.260% due 02/17/2005†	A-1+	P-1	2,991,148
3,000,000	National Rural Utilities Cooperative Finance Corporation 2.260% due 01/12/2005†	A-1	P-1	2,997,928
3,000,000	Preferred Receivables Funding Corporation 2.280% due 01/14/2005†	A-1	P-1	2,997,530
3,000,000	Ranger Funding Company LLC 2.330% due 01/18/2005†	A-1+	P-1	2,996,699
3,000,000	Sheffield Receivables Corporation 2.220% due 01/07/2005†	A-1+	P-1	2,998,890
3,000,000	Sigma Finance, Inc. 2.050% due 01/14/2005†	A-1+	P-1	2,997,779
3,000,000	Sony Global Treasury Services 2.220% due 01/13/2005†	A-1	P-1	2,997,780
3,000,000	UBS Finance, Inc. 2.210% due 01/14/2005†	A-1+	P-1	2,997,606

TOTAL COMMERCIAL PAPER
(Cost $59,882,899)				59,882,899

CORPORATE BONDS AND NOTES — 4.4%
3,000,000	CC USA, Inc., MTN, 144A 2.358% due 07/25/2005††, *	A-1+	P-1	2,999,831
3,000,000	Merrill Lynch & Company, Inc., MTN 2.320% due 02/23/2005††	A-1	P-1	3,000,000

TOTAL CORPORATE BONDS AND NOTES
(Cost $5,999,831)				5,999,831

See Notes to Financial Statements.

2

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.6%
	Federal National Mortgage Association (FNMA):
$3,000,000	1.955% due 02/14/2005†	AAA	Aaa	$2,992,667
3,000,000	2.099% due 01/24/2005†	AAA	Aaa	2,995,803
3,000,000	2.395% due 03/23/2005†	AAA	Aaa	2,983,631

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $8,972,101)				8,972,101

REPURCHASE AGREEMENTS — 31.8%
30,474,100	Agreement with Lehman Brothers Holdings, Inc. 1.550% dated 12/31/2004, to be repurchased at $30,478,037 on 01/03/2005, collateralized by $33,503,867 U.S. Treasury Strips, 2.761%-3.053%†, having maturities ranging from 05/15/2006-11/15/2007 (value $31,084,347)			30,474,100
13,000,000	Agreement with State Street Bank and Trust Company, 1.500% dated 12/31/2004, to be repurchased at $13,001,625 on 01/03/2005, collateralized by $13,310,000 U.S. Treasury Note, 1.625% maturing 09/30/2005 (value $13,260,088)			13,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $43,474,100)				43,474,100

See Notes to Financial Statements.

3

Liquidity Money Market Fund

Portfolio of Investments, December 31, 2004 (continued)

		Value

TOTAL INVESTMENTS
(Cost $136,328,534)	99.9%	$136,328,534
OTHER ASSETS AND LIABILITIES (Net)	0.1	76,366

NET ASSETS	100.0%	$136,404,900

†	Rate represents annualized yield at date of purchase.

††	Variable rate security. The interest rate shown reflects the rate currently in effect.

*	Security exempt from registration under Rule 144A of the Securities Act of 1933 and has been deemed liquid. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

ABBREVIATION:
MTN — Medium Term Note

See Notes to Financial Statements.

4

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5

Liquidity Money Market Fund

Statement of Assets and Liabilities, December 31, 2004

ASSETS:
Investments, at value
See accompanying schedule:
Securities	$92,854,434
Repurchase agreements	43,474,100

Total Investments	136,328,534
Interest receivable	169,004
Prepaid expenses and other assets	10,733

Total Assets	136,508,271

LIABILITIES:
Trustees’ fees and expenses payable	23,026
Administration fees payable	21,767
Distribution and shareholder servicing fees payable	12,022
Transfer agency/record keeping fees payable	8,178
Custody fees payable	2,074
Investment advisory fees payable	431
Accrued expenses and other payables	35,873

Total Liabilities	103,371

NET ASSETS	$136,404,900

Investments, at cost	$136,328,534

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(9,389)
Accumulated net realized loss on investments sold	(664)
Paid-in capital	136,414,953

$136,404,900

Net asset value, offering price and redemption price per share ($136,404,900/136,432,058 shares outstanding)	$1.00

See Notes to Financial Statements.

6

Liquidity Money Market Fund

Statement of Operations, For the Year Ended December 31, 2004

INVESTMENT INCOME:
Interest	$1,817,524

EXPENSES:
Distribution and shareholder servicing fees	458,437
Investment advisory fees	458,437
Administration fees	190,987
Legal and audit fees	51,478
Printing and mailing fees	50,868
Transfer agency/record keeping fees	42,125
Custody fees	30,013
Trustees’ fees and expenses	26,686
Registration and filing fees	7,325
Other	14,815

Total Expenses	1,331,171
Fees waived by distributor	(327,549)

Net Expenses	1,003,622

NET INVESTMENT INCOME	813,902

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$813,902

See Notes to Financial Statements.

7

Liquidity Money Market Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2004	December 31, 2003

Net investment income	$813,902	$379,163

Net increase in net assets resulting from operations	813,902	379,163
Dividends to shareholders from net investment income	(813,864)	(405,699)
Net increase/ (decrease) in net assets from Fund share transactions	7,716,911	(4,472,621)

Net increase/ (decrease) in net assets	7,716,949	(4,499,157)
NET ASSETS:
Beginning of period	128,687,951	133,187,108

End of period	$136,404,900	$128,687,951

Accumulated distributions in excess of net investment income	$(9,389)	$(9,427)

Capital Stock Activity(a):
Sold	$236,237,127	$180,775,085
Issued as reinvestment of dividends	813,835	405,673
Redeemed	(229,334,051)	(185,653,379)

Net increase/ (decrease)	$7,716,911	$(4,472,621)

(a)	Since the Liquidity Money Market Fund has sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

See Notes to Financial Statements.

8

Liquidity Money Market Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	12/31/04	12/31/03	12/31/02	12/31/01	12/31/00

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.006	0.003	0.010	0.035	0.054

Total from investment operations	0.006	0.003	0.010	0.035	0.054

Less distributions:
Dividends from net investment income	(0.006)	(0.003)	(0.010)	(0.035)	(0.054)

Total distributions	(0.006)	(0.003)	(0.010)	(0.035)	(0.054)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return(b)	0.62%	0.30%	1.05%	3.52%	5.54%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$136,405	$128,688	$133,187	$165,734	$130,375
Ratio of operating expenses to average net assets	0.77%	0.98%	0.94%	0.84%	1.00%
Ratio of net investment income to average net assets	0.62%	0.28%	1.06%	3.39%	5.41%
Ratio of operating expenses to average net assets without expense waivers	1.02%	1.08%	0.94%	0.84%	1.00%

(a)	The Liquidity Money Market Fund commenced operations on June 4, 1997.

(b)	Total return represents aggregate total return for the period indicated.

See Notes to Financial Statements.

9

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10

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2004

1. Organization

    Information presented in these financial statements pertains only to the Liquidity Money Market Fund (the “Fund”), a portfolio of Munder Series Trust (“MST”). Financial statements for the remaining Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund is part of The Munder Funds family (the “Munder Funds” or the “Funds”), which consisted of 30 portfolios as of December 31, 2004, each of which is a series of MST, The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”).

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that, in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or to use the collateral to satisfy the seller’s

11

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2004 (continued)

repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions and Net Investment Income: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.35% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

12

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2004 (continued)

    In addition, beginning August 10, 2004, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    The administration fees paid to the Advisor by the Fund prior to June 1, 2004, were based on the aggregate average daily net assets of all of the portfolios of MFFT, @Vantage and MST with the exception of the Munder S&P® MidCap Index Equity Fund, Munder S&P® SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund portfolios of MST which were subject to a different fee schedule. For the period February 10, 2004 through May 31, 2004, the annual fee for the Fund was fixed at 0.1346%. Prior to February 10, 2004, the following fee schedule was in effect for the Fund:

Aggregate Net Assets	Annual Fee

First $2.8 billion	0.1477%
Next $2.2 billion	0.1377%
Next $5.0 billion	0.1357%
Next $2.5 billion	0.0867%
Thereafter	0.0767%

    For the year ended December 31, 2004, the Advisor earned $190,987 before payment of sub-administration fees and $114,395 after payment of sub-administration fees for its administrative services to the Fund. During the year ended December 31, 2004, the Fund paid an annual effective rate of 0.1458% for administrative services.

    Each Trustee of MST and MFFT is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of MST and MFFT was paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman and nominee for Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of @Vantage was paid an annual retainer of $4,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this

13

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2004 (continued)

plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica, Inc. (“Comerica”), Comerica Securities, Inc. (“Comerica Securities”) or any of Comerica’s other affiliates receives any compensation from MST, MFFT or @Vantage. Comerica, through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (86% on a fully diluted basis) as of December 31, 2004.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) that was adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund). The maximum rate, as a percentage of average daily net assets, payable under the Plan is 0.35%.

    During the year ended December 31, 2004, the Distributor voluntarily waived a portion of its 12b-1 fees in the amount of $327,549. This amount is reflected as fees waived by distributor in the accompanying Statement of Operations. Pursuant to a Reimbursement Agreement with the Fund, the Distributor may seek reimbursement for the portion of this waiver and other waivers that occurred on or after August 12, 2003 and represents amounts expended from the Distributor’s own resources to cover actual expenses or costs on behalf of the Fund. At December 31, 2004, no portion of any amounts waived by the Distributor was eligible for reimbursement. The Reimbursement Agreement is subject to annual renewal by the Board of Trustees.

    Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended December 31, 2004, the Fund paid $116 to Comerica Securities and $0 to Comerica Bank for shareholder services provided to Fund shareholders.

14

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2004 (continued)

5. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of certain expenses and income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

    During the years ended December 31, 2004 and December 31, 2003, distributions of $813,864 and $405,699, respectively, were paid to shareholders from ordinary income on a tax basis.

    At December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary	Capital
Income	Loss Carryover	Total

$8,369	$(664)	$7,705

    The differences between book and tax distributable earnings are primarily due to deferred trustees’ fees.

    As determined at December 31, 2004, the Fund had available for Federal income tax purposes, $664 of unused capital losses of which $123 expires in 2007, $537 expires in 2009, and $4 expires in 2011.

    At December 31, 2004, aggregate cost for Federal income tax purposes was $136,328,534.

7. Quarterly Portfolio Schedule (Unaudited)

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The

15

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2004 (continued)

most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list of the Fund’s portfolio holdings is available on our website, http://www.munder.com.

8. Proxy Voting Policies and Procedures (Unaudited)

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

9. Proxy Voting Record (Unaudited)

    The Fund has filed with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2004. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

16

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2004 (continued)

10.	Trustees and Executive Officers (Unaudited)

    Information about the Trustees and Executive Officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are set forth in the table below. A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

				Number of
				Portfolios
		Term of		in Fund
		Office(1) and		Complex
	Position(s) with	Length of		Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years	by Trustee(3)	Held by Trustee

Non-Interested Trustees

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee and Chairman	Indefinite since 2/93; Chairman since 11/04	Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (since 10/97).	30	Fieldstone Investment Corporation (since 11/03).

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee and Vice Chairman	Indefinite since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/ real estate/ manufacturing company) (since 1991).	30	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 68	Trustee	Indefinite since 5/93	Professor of Finance, University of Michigan-Business School (since 8/66).	30	None

17

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2004 (continued)

				Number of
				Portfolios
		Term of		in Fund
		Office(1) and		Complex
	Position(s) with	Length of		Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years	by Trustee(3)	Held by Trustee

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 66	Trustee	Indefinite since 11/89	Vice President, Macomb College (since 7/01); Dean, Macomb College (since 9/97).	30	None

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 56	Trustee	Indefinite since 2/03	President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (since 10/04); President of State and Local Government/ Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (1/03 to 8/04); Governor of the State of Michigan (1/91 to 1/03).	30	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03).

18

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2004 (continued)

Number of
Portfolios
		Term of		in Fund
		Office(1) and		Complex
	Position(s) with	Length of		Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years	by Trustee(3)	Held by Trustee

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	Trustee	Indefinite since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03); Professor with Tenure and Chairman of Radiation Oncology of Wayne State University School of Medicine (3/91 to 3/99).	30	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04).

19

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2004 (continued)

Number of
Portfolios
		Term of		in Fund
		Office(1) and		Complex
	Position(s) with	Length of		Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years	by Trustee(3)	Held by Trustee

Interested Trustee

Michael T. Monahan(4) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 66	Trustee	since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99); Chairman of Munder Capital Management (investment advisor) (10/99 to 12/00); Chairman and Chief Executive Officer of Munder Capital Management (10/99 to 12/99); President of Comerica Incorporated (bank holding company) (6/92 to 6/99).	30	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	As of December 31, 2004.

(4)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica, the indirect parent company of Munder Capital Management, the Fund’s advisor. Mr. Monahan also receives retirement and health benefits from Comerica.

20

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2004 (continued)

Term of
	Position(s) with	Office(1) and
	the Munder	Length of
Name, Address and Age	Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Officers
Enrique Chang 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 42	President & Principal Executive Officer	through 2/06; since 8/04	President, Chief Operating Officer and Chief Investment Officer of Munder Capital Management (8/04 to present); President and Chief Investment Officer of Munder Capital Management (1/02-8/04); Chief Investment Officer-Equity of Munder Capital Management (5/00-1/02); Chief Investment Officer of Vantage Global Advisors (investment advisor) (11/97-5/00).

Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 46	Vice President, Secretary, Chief Legal Officer & Chief Compliance Officer	through 2/06; since 8/00	General Counsel of Munder Capital Management (investment advisor) (since 7/00); Deputy General Counsel of Strong Capital Management, Inc. (investment advisor) (12/92 to 7/00).

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 38	Vice President & Principal Financial Officer	through 2/06; since 2/01	Chief Administrative Officer of Munder Capital Management (investment advisor) (since 5/00); Associate of Heartland Industrial Partners (a private equity group) (10/99 to 5/00); Sr. Portfolio Manager of Munder Capital Management (1/98 to 10/99).

Cherie N. Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 36	Treasurer & Principal Accounting Officer	through 2/06; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01); Manager, Audit and Business Advisory Practice, Arthur Andersen LLP (5/95 to 9/99).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

21

Report of Independent Registered Public Accounting Firm

To the Shareholders of the Liquidity Money Market Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities of the Liquidity Money Market Fund (the Fund) (one of the portfolios constituting Munder Series Trust), including the portfolio of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Liquidity Money Market Fund of Munder Series Trust at December 31, 2004, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 11, 2005

22

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23

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNLIQ1204

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

The Code of Ethics is attached hereto as Exhibit 12(a)(1).

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. John Rakolta, Jr., David J. Brophy and Arthur T. Porter are each an “audit committee financial expert” and each is “independent” (as each term is defined in Item 3 of Form N-CSR). Dr. Brophy qualifies as an audit committee financial expert based on his experience as a Professor of Finance at the University of Michigan Business School since 1966, service as a director and advisor to a number of financial services firms and past service as a director of several public companies.

Item 4. Principal Accountant Fees and Services.

As of December 31, 2004, the registrant had 28 series. The following series of the registrant have a fiscal year ended December 31: Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Institutional Money Market Fund and Liquidity Money Market Fund (the “12/31 Munder Funds”). The following series of the registrant have a fiscal year ended June 30: Munder Balanced Fund, Munder Bond Fund, Munder Cash Investment Fund, Munder Emerging Markets Fund, Munder Future Technology Fund, Munder Index 500 Fund, Munder Intermediate Bond Fund, Munder International Bond Fund, Munder International Equity Fund, Munder International Growth Fund, Munder Large-Cap Value Fund, Munder Michigan Tax-Free Bond Fund, Munder Micro-Cap Equity Fund, Munder MidCap Select Fund, Munder Multi-Season Growth Fund, Munder NetNet Fund, Munder Power Plus Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Small Company Growth Fund, Munder Tax-Free Bond Fund, Munder Tax-Free Money Market Fund, Munder Tax-Free Short & Intermediate Bond Fund and Munder U.S. Government Income Fund (the “6/30 Munder Funds”).

Information provided in response to Item 4 includes amounts billed during the applicable fiscal years for services rendered by Ernst & Young LLP (“E&Y”), the registrant’s principal accountant, to (1) the 12/31 Munder Funds and the 6/30 Munder Funds (including when such Funds were series of other affiliated investment companies prior to being reorganized into series of the registrant) and (2) series of the registrant that were liquidated during the relevant time period.

(a)     Audit Fees

The aggregate fees billed for professional services rendered by E&Y for the audit of the registrant’s annual financial statements or services normally provided in connection with statutory and regulatory filings for the last two fiscal years ended December 31 and June 30, respectively, are as set forth below.

	12/31	6/30
	Munder Funds	Munder Funds
Year ended 12/31/04	$62,800	N/A
Year ended 6/30/04	N/A	$414,000
Year ended 12/31/03	$75,500	N/A
Year ended 6/30/03	N/A	$403,750

(b)     Audit Related Fees

The registrant was not billed any fees by E&Y for the last two fiscal years ended December 31 or June 30 for the 12/31 Munder Funds or the 6/30 Munder Funds for assurance and related services that were reasonably related to the performance of the audit of the registrant’s financial statements and not otherwise included above.

During the fiscal years ended December 31, 2004 and 2003, no fees for assurance and related services that relate directly to the operations and financial reporting of the registrant were billed by E&Y to the registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(c)     Tax Fees

The aggregate fees billed for professional services rendered by E&Y for tax compliance, tax advice and tax planning in the form of preparation of excise filings and income tax returns for the last two fiscal years ended December 31 and June 30, respectively, are as set forth below.

	12/31	6/30
	Munder Funds	Munder Funds
Year ended 12/31/04	$32,250	N/A
Year ended 6/30/04	N/A	$139,950
Year ended 12/31/03	$31,000	N/A
Year ended 6/30/03	N/A	$127,500

During the fiscal years ended December 31, 2004 and 2003, no fees for tax compliance, tax advice or tax planning services that relate directly to the operations and financial reporting of the registrant were billed by E&Y to the registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(d)     All Other Fees

The aggregate fees billed for professional services associated with identifying any passive foreign investment companies that the registrant may hold in order to ensure their appropriate tax treatment and with performing expense processing review rendered by E&Y for the last two fiscal years ended December 31 and June 30, respectively, are as set forth below.

	12/31	6/30
	Munder Funds	Munder Funds
Year ended 12/31/04	$0	N/A
Year ended 6/30/04	N/A	$28,000
Year ended 12/31/03	$0	N/A
Year ended 6/30/03	N/A	$28,000

During the fiscal years ended December 31, 2004 and 2003, no fees for other services that relate directly to the operations and financial reporting of the registrant were billed by E&Y to the registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(e)     Pre-Approval Policies and Procedures

Pursuant to the registrant’s Audit Committee Charter (“Charter”), the Audit Committee is responsible for approving in advance the firm to be employed as the registrant’s independent auditor. In addition, the Charter provides that the Audit Committee is responsible for approving any and all proposals by the registrant, its investment adviser or their affiliated persons or any entity controlling, controlled by, or under common control with the adviser that provides services to the registrant to employ the independent auditor to render permissible non-audit services to such entity, provided those permissible non-audit services relate directly to the operations and financial reporting of the registrant. In determining whether to pre-approve non-audit services, the Audit Committee considers whether such services are consistent with the independent auditor’s independence. The Charter further permits the Audit Committee to delegate to one or more of its members authority to pre-approve permissible non-audit services to the registrant, provided that any pre-approval determination of a delegate be presented to the full Audit Committee at its next meeting. Since November 12, 2002, the Audit Committee has delegated such authority to its Chairman.

Pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, pre-approval is required for non-audit services billed by E&Y to the registrant’s investment adviser, or any other entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the services relate directly to the operations and financial reporting of the registrant. As disclosed above in Items 4(b) through (d), there were no fees for such services during the applicable periods.

(f)     Less than 50 percent of the hours expended on E&Y’s engagement to audit the registrant’s financial statements for the fiscal year ended December 31, 2004 for the 12/31 Munder Funds and for the fiscal year ended June 30, 2004 for the 6/30 Munder Funds were attributed to work performed by persons other than E&Y’s full-time, permanent employees.

(g)     E&Y did not bill the registrant for any other non-audit services for the fiscal years ended December 31, 2004 and 2003 for the 12/31 Munder Funds or for the fiscal years ended June 30, 2004 and 2003 for the 6/30 Munder Funds other than as disclosed above.

The aggregate non-audit fees billed by E&Y for services rendered to Munder Capital Management, the registrant’s investment adviser, for the fiscal years ended December 31, 2004 and 2003 were $181,123 and $189,873, respectively. The aggregate non-audit fees billed by E&Y for services rendered to entities controlling, controlled by, or under common control with Munder Capital Management that provide ongoing services to the registrant, for the fiscal years ended December 31, 2004 and 2003 were $60,000 and $41,000, respectively.

(h)      The registrant’s Audit Committee has determined that the non-audit services E&Y has rendered to Munder Capital Management and any entity controlling, controlled by, or under common control with Munder Capital Management that provides ongoing services to the registrant that were not required to be pre-approved by the Audit Committee because they did not relate directly to the operations and financial reporting of the registrant were compatible with maintaining E&Y’s independence.

Item 5. Audit Committees of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

A Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

            Shareholders may submit for the Nominating Committee’s consideration, recommendations regarding potential nominees to fill the position of Non-Interested Trustee on the Board. Each eligible shareholder or shareholder group may submit no more than one nominee each calendar year. In order for the Nominating Committee to consider shareholder submissions, the following requirements must be satisfied regarding the nominee:

1.     The nominee must satisfy certain qualifications described below and in the applicable Fund’s organizational documents, including qualification as a possible Non-Interested Trustee.

2.      The nominee may not be the nominating shareholder, a member of the nominating shareholder group or a member of the immediate family of the nominating shareholder or any member of the nominating shareholder group.

3.     Neither the nominee nor any member of the nominee’s immediate family may be currently employed or employed within the last year by any nominating shareholder entity or entity in a nominating shareholder group.

4.      Neither the nominee nor any immediate family member of the nominee is permitted to have accepted directly or indirectly, during the year of the election for which the nominee’s name was submitted, during the immediately preceding calendar year, or during the year when the nominee’s name was submitted, any consulting, advisory, or other compensatory fee from the nominating shareholder or any member of a nominating shareholder group.

5.     The nominee may not be an executive officer, director (or person fulfilling similar functions) of the nominating shareholder or any member of the nominating shareholder group, or of an affiliate of the nominating shareholder or any such member of the nominating shareholder group.

6.     The nominee may not control the nominating shareholder or any member of the nominating shareholder group (or, in the case of a holder or member that is a fund, an “interested person” of such holder or member as defined by Section 2(a)(19) of the 1940 Act).

7.     A shareholder or shareholder group may not submit for consideration a nominee who has previously been considered by the Nominating Committee.

            In order for the Nominating Committee to consider shareholder submissions, the following requirements must be satisfied regarding the shareholder or shareholder group submitting the proposed nominee:

1.     Any shareholder or shareholder group submitting a proposed nominee must beneficially own, either individually or in the aggregate, more than 5% of the applicable Fund’s securities that are eligible to vote both at the time of submission of the nominee and at the time of the Board member election. Each of the securities used for purposes of calculating this ownership must have been held continuously for at least two years as of the date of the nomination. In addition, such securities must continue to be held through the date of the meeting. The nominating shareholder or shareholder group must also bear the economic risk of the investment and the securities used for purposes of calculating the ownership cannot be held “short.”

2.     The nominating shareholder or shareholder group must also submit a certification that provides the number of shares that the person or group has (a) sole power to vote or direct the vote; (b) shared power to vote or direct the vote; (c) sole power to dispose or direct the disposition of such shares and (d) shared power to dispose or direct the disposition of such shares. In addition the certification shall provide that the shares have been held continuously for at least 2 years.

3.     Shareholders or shareholder groups submitting proposed nominees must substantiate compliance with the above requirements at the time of submitting their proposed nominee as part of their written submission to the attention of the Nominating Committee. This submission should be provided no later than the first calendar quarter of the current year and must include: (a) the shareholder’s contact information; (b) the nominee’s contact information and the number of applicable Fund shares owned by the proposed nominee; (c) all information regarding the nominee that would be required to be disclosed in solicitations of proxies for elections of directors required by Regulation 14A of the Securities Exchange Act of 1934; and (d) a notarized letter executed by the nominee, stating his or her intention to serve as a nominee and be named in the applicable Fund’s proxy statement, if so designated by the Nominating Committee and the Fund’s Board.

To qualify as a nominee for the Board, individuals, at the time of nomination, should: (i) have substantial expertise, work experience or relationships that would contribute to the overall effectiveness of the Board, including in overseeing the Funds and protecting the interests of the Funds’ shareholders; (ii) have a degree from an accredited university or college in the United States or the equivalent degree from an equivalent institution of higher learning in another country or a certification as a public accountant; (iii) have no criminal convictions (other than traffic violations) or felony or misdemeanor convictions involving the purchase or sale of a security; (iv) not have been the subject of any order, judgment or decree (which was not subsequently reversed, suspended or vacated) of any federal or state authority finding that the individual violated or is in violation of any federal or state securities laws; and (v) not cause the Funds, as determined by the Nominating Committee in consultation with counsel to the Non-Interested Trustees, to be in violation of or not in compliance with: (a) any applicable law, regulation or regulatory interpretation, (b) the applicable Fund’s organizational documents, or (c) any general policy adopted by the Board regarding either the mandatory retirement age of any Board member or the percentage of Board that must be comprised of Non-Interested Trustees.

Item 11. Controls and Procedures.

(a)     Within 90 days of the filing date of this Form N-CSR, Enrique Chang, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of under the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Chang and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-CSR filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b)     There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)      The Code of Ethics is attached hereto.

(a)(2)      The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(a)(3)      Not applicable.

(b)          The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDER SERIES TRUST

By:	/s/ Enrique Chang
Enrique Chang
President and Principal Executive Officer

Date:	March 4, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Enrique Chang
Enrique Chang
President and Principal Executive Officer

Date:	March 4, 2005

By:	/s/ Peter K. Hoglund
Peter K. Hoglund
Vice President and Principal Financial Officer

Date:	March 4, 2005